UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2014

Date of reporting period: April 30, 2014

Item 1. Reports to Stockholders.

APRIL 30, 2014

2014 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Emerging Markets Corporate Bond ETF | CEMB | BATS
➢	iShares Emerging Markets High Yield Bond ETF | EMHY | BATS
➢	iShares Emerging Markets Local Currency Bond ETF | LEMB | NYSE Arca
➢	iShares Global ex USD High Yield Corporate Bond ETF | HYXU | BATS
➢	iShares Global High Yield Corporate Bond ETF | GHYG | BATS

Fund Performance Overview

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

Performance as of April 30, 2014

The iShares Emerging Markets Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market corporate bonds, as represented by the Morningstar® Emerging Markets Corporate Bond IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 2.44%, net of fees, while the total return for the Index was 2.68%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.86)%	(2.45)%	(0.48)%	(0.86)%	(2.45)%	(0.48)%
Since Inception	4.41%	4.06%	4.90%	9.19%	8.45%	10.23%

The inception date of the Fund was 4/17/12. The first day of secondary market trading was 4/19/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,024.40	$3.01	$1,000.00	$1,021.80	$3.01	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*

Aa1	0.35%
Aa2	0.37
Aa3	12.01
A1	7.24
A2	3.74
A3	6.67
Baa1	16.01
Baa2	14.01
Baa3	18.77
Ba1	2.41
Ba2	4.09
Ba3	2.80
B1	2.69
B2	0.96
Caa1	0.48
Caa2	0.18
Not Rated	7.22

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 4/30/14

Country	Percentage of Total Investments*

Brazil	18.57%
Mexico	11.59
Russia	9.87
South Korea	8.28
China	7.76
United Arab Emirates	4.79
Hong Kong	4.52
India	4.10
Venezuela	3.31
Chile	3.21

TOTAL	76.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

Performance as of April 30, 2014

The iShares Emerging Markets High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market high yield sovereign and corporate bonds, as represented by the Morningstar® Emerging Markets High Yield Bond IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 3.48%, net of fees, while the total return for the Index was 3.75%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.12)%	(1.27)%	(0.62)%	(1.12)%	(1.27)%	(0.62)%
Since Inception	6.60%	6.90%	7.17%	14.19%	14.86%	15.45%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,034.80	$3.28	$1,000.00	$1,021.60	$3.26	0.65%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*

Baa2	0.21%
Baa3	31.32
Ba1	15.73
Ba2	6.10
Ba3	7.01
B1	7.60
B2	2.03
B3	0.56
Caa1	12.33
Caa2	0.50
Caa3	3.29
Not Rated	13.32

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 4/30/14

Country	Percentage of Total Investments*

Turkey	14.14%
Venezuela	14.01
Indonesia	12.45
Russia	7.58
China	4.98
Hungary	4.48
Brazil	3.84
Mexico	3.50
Lebanon	3.05
Ukraine	2.86

TOTAL	70.89%

*	Excludes money market funds.

6	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

Performance as of April 30, 2014

The iShares Emerging Markets Local Currency Bond ETF (the “Fund”) seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds, as represented by the Barclays Emerging Markets Broad Local Currency Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 0.33%, net of fees, while the total return for the Index was 0.68%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.30)%	(4.82)%	(3.78)%	(4.30)%	(4.82)%	(3.78)%
Since Inception	3.42%	3.64%	3.72%	8.90%	9.48%	9.70%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,003.30	$2.98	$1,000.00	$1,021.80	$3.01	0.60%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*

Aa3	21.68%
A1	4.59
A2	3.43
A3	12.61
Baa1	13.72
Baa2	15.22
Baa3	15.69
Ba1	3.04
Ba3	0.61
Not Rated	9.41

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 4/30/14

Country	Percentage of Total Investments*

South Korea	22.70%
Brazil	14.39
Mexico	8.70
Turkey	4.61
South Africa	4.59
Russia	4.57
Thailand	4.55
Israel	4.54
Indonesia	4.43
Colombia	4.33

TOTAL	77.41%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

Performance as of April 30, 2014

The iShares Global ex USD High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx Global Developed Markets ex-US High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 7.11%, net of fees, while the total return for the Index was 7.06%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	13.85%	13.99%	13.74%	13.85%	13.99%	13.74%
Since Inception	14.05%	14.34%	13.97%	31.40%	32.08%	31.17%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,071.10	$2.05	$1,000.00	$1,022.80	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*

Ba1	25.93%
Ba2	11.96
Ba3	16.04
B1	10.67
B2	12.14
B3	7.02
Caa1	5.18
Caa2	1.08
Caa3	0.15
Ca	0.52
C	0.13
Not Rated	9.18

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 4/30/14

Country	Percentage of Total Investments*

Luxembourg	15.98%
Italy	14.84
France	14.68
Germany	11.28
Netherlands	10.97
United Kingdom	10.72
Spain	6.06
Canada	3.60
Ireland	3.37
Portugal	2.98

TOTAL	94.48%

*	Excludes money market funds.

8	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

Performance as of April 30, 2014

The iShares Global High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar, euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds, as represented by the Markit iBoxx Global Developed Markets High Yield Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended April 30, 2014, the total return for the Fund was 4.86%, net of fees, while the total return for the Index was 4.78%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.29%	6.98%	7.26%	7.29%	6.98%	7.26%
Since Inception	10.19%	10.25%	10.30%	22.32%	22.47%	22.56%

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,048.60	$2.03	$1,000.00	$1,022.80	$2.01	0.40%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

BOND CREDIT QUALITY

As of 4/30/14

Moody’s Credit Rating	Percentage of Total Investments*

Baa3	0.16%
Ba1	12.52
Ba2	13.89
Ba3	20.56
B1	18.85
B2	9.33
B3	11.41
Caa1	7.40
Caa2	2.63
Caa3	0.12
Ca	0.26
Not Rated	2.87

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 4/30/14

Country	Percentage of Total Investments*

United States	60.60%
Luxembourg	7.95
Italy	4.83
United Kingdom	4.75
France	4.54
Germany	3.89
Netherlands	3.65
Canada	3.11
Spain	1.86
Ireland	1.53

TOTAL	96.71%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on November 1, 2013 and held through April 30, 2014, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 46.44%

ARGENTINA — 0.12%
YPF SA
8.88%, 12/19/18[b]	$35	$36,444

		36,444
BRAZIL — 9.73%
Banco Bradesco SA
5.90%, 01/16/21[b]	100	104,625
6.75%, 09/29/19[b]	150	169,500
Banco BTG Pactual SA
4.00%, 01/16/20[b]	200	187,500
Banco Votorantim SA
7.38%, 01/21/20[b]	100	108,625
Braskem Finance Ltd.
7.00%, 05/07/20[b]	100	111,500
CSN Resources SA
6.50%, 07/21/20[b]	100	102,250
Gerdau Trade Inc.
5.75%, 01/30/21[b]	100	105,250
GTL Trade Finance Inc.
7.25%, 10/20/17[b]	100	113,000
Itau Unibanco Holding SA
5.13%, 05/13/23[b]	200	199,200
5.75%, 01/22/21[b]	100	104,500
6.20%, 04/15/20[b]	100	108,250
JBS USA LLC/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 06/01/15)[b]	86	92,773
Marfrig Overseas Ltd.
9.50%, 05/04/20 (Call 05/04/15)[b]	100	101,750
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/21 (Call 06/30/20)[b,c]	182	191,117
Odebrecht Finance Ltd.
4.38%, 04/25/25[b]	200	183,250
Samarco Mineracao SA
4.13%, 11/01/22[b]	200	185,750
Telemar Norte Leste SA
5.50%, 10/23/20[b]	200	201,750
Vale Overseas Ltd.
4.38%, 01/11/22[c]	100	101,346
4.63%, 09/15/20[c]	75	79,112
5.63%, 09/15/19	75	83,850
6.88%, 11/21/36	50	55,362
6.88%, 11/10/39	100	110,645

Security	Principal (000s)	Value

8.25%, 01/17/34	$50	$61,950
Vale SA
5.63%, 09/11/42[c]	100	96,752

		2,959,607
CHILE — 1.32%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 (Call 10/11/21)	37	37,383
Cencosud SA
5.50%, 01/20/21[b]	150	155,970
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)	200	208,418

		401,771
CHINA — 3.64%
Agile Property Holdings Ltd.
8.88%, 04/28/17 (Call 05/30/14)[b]	100	102,875
Baidu Inc.
2.25%, 11/28/17[c]	200	201,585
China Overseas Finance II Ltd.
5.50%, 11/10/20[b]	100	104,269
Country Garden Holdings Co. Ltd.
11.13%, 02/23/18 (Call 02/23/15)[b]	200	216,500
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[b]	200	182,750
Kaisa Group Holdings Ltd.
8.88%, 03/19/18 (Call 03/19/16)[b]	200	193,750
Shimao Property Holdings Ltd.
9.65%, 08/03/17 (Call 08/03/14)[b]	100	105,875

		1,107,604
COLOMBIA — 1.00%
Bancolombia SA
5.13%, 09/11/22	50	49,562
6.13%, 07/26/20	147	157,474
Pacific Rubiales Energy Corp.
5.13%, 03/28/23 (Call 03/28/18)[b]	100	96,625

		303,661
HONG KONG — 4.42%
Bank of China Hong Kong Ltd.
5.55%, 02/11/20[b]	200	215,804
Bank of East Asia Ltd.
6.13%, 07/16/20[b]	100	109,087
CITIC Pacific Ltd.
6.63%, 04/15/21[b]	100	107,375

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Hongkong Land Finance (Cayman Island) Co. Ltd. (The)
4.50%, 10/07/25	$100	$100,639
Hutchison Whampoa International Ltd.
4.63%, 09/11/15[b]	100	104,975
5.75%, 09/11/19[b]	200	228,363
7.45%, 11/24/33[b]	100	136,321
7.63%, 04/09/19[b]	100	121,904
Li & Fung Ltd.
5.25%, 05/13/20[b]	100	107,034
Swire Pacific MTN Financing Ltd.
5.50%, 08/19/19[b]	100	111,237

		1,342,739
INDIA — 3.67%
Axis Bank Ltd.
4.75%, 05/02/16[b]	100	104,249
Bharti Airtel International Netherlands BV
5.13%, 03/11/23[b]	200	195,600
ICICI Bank Ltd.
5.00%, 01/15/16[b]	116	121,552
5.75%, 11/16/20[b]	100	106,883
6.38%, 04/30/22 (Call 04/30/17)[b,d]	100	100,500
Reliance Holdings USA Inc.
5.40%, 02/14/22[b]	250	261,306
Vedanta Resources PLC
9.50%, 07/18/18[b]	200	224,760

		1,114,850
ISRAEL — 0.16%
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	50	47,617

		47,617
JAMAICA — 1.01%
Digicel Group Ltd.
10.50%, 04/15/18 (Call 05/02/14)[b]	100	105,250
Digicel Ltd.
6.00%, 04/15/21 (Call 04/15/16)[b]	200	202,500

		307,750
KAZAKHSTAN — 0.35%
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[b]	100	105,475

		105,475

Security	Principal (000s)	Value

KUWAIT — 0.41%
Kuwait Projects Co.
9.38%, 07/15/20[b]	$100	$125,600

		125,600
LUXEMBOURG — 0.63%
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)	200	193,000

		193,000
MEXICO — 6.07%
America Movil SAB de CV
5.00%, 10/16/19	125	140,477
5.00%, 03/30/20	200	222,279
6.13%, 03/30/40	100	114,471
6.38%, 03/01/35[c]	150	175,035
Banco Santander Mexico SA
4.13%, 11/09/22[b]	150	149,250
BBVA Bancomer SA
7.25%, 04/22/20[b]	200	224,000
Cemex Finance LLC
9.38%, 10/12/22 (Call 10/12/17)[b]	200	230,500
Cemex SAB de CV
9.00%, 01/11/18 (Call 01/11/15)[b]	200	216,000
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	150	152,122
Grupo Bimbo SAB de CV
4.50%, 01/25/22[b]	100	103,640
Grupo Televisa SAB de CV CPO
6.63%, 01/15/40	56	66,337
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	100	29,750
8.88%, 12/15/19 (Call 12/15/14)[c]	50	23,625

		1,847,486
PERU — 0.99%
Banco de Credito del Peru
5.38%, 09/16/20[b]	100	106,625
Southern Copper Corp.
5.25%, 11/08/42	90	80,602
7.50%, 07/27/35	100	113,390

		300,617
RUSSIA — 4.37%
Alfa Bank OJSC via Alfa Bond Issuance PLC
7.88%, 09/25/17[b]	200	206,750

12	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Evraz Group SA
9.50%, 04/24/18[b]	$200	$195,000
LUKOIL International Finance BV
6.66%, 06/07/22[b]	120	123,150
7.25%, 11/05/19[b]	100	106,375
Metalloinvest Finance Ltd.
5.63%, 04/17/20[b]	200	178,500
Mobile Telesystems OJSC via MTS International Funding Ltd.
8.63%, 06/22/20[b]	100	113,250
Severstal OAO via Steel Capital SA
6.70%, 10/25/17[b]	100	101,500
Vimpel Communications via VIP Finance Ireland Ltd. OJSC
9.13%, 04/30/18[b]	100	107,125
VimpelCom Holdings BV
7.50%, 03/01/22[b]	200	196,000

		1,327,650
SINGAPORE — 2.38%
DBS Bank Ltd.
3.63%, 09/21/22 (Call 09/21/17)[b,d]	200	204,709
Flextronics International Ltd.
4.63%, 02/15/20[c]	100	100,500
Noble Group Ltd.
6.75%, 01/29/20[b]	100	111,125
Oversea-Chinese Banking Corp. Ltd.
3.75%, 11/15/22 (Call 11/15/17)[b,d]	100	102,190
4.25%, 11/18/19 (Call 11/18/14)[d]	100	101,348
PSA International Pte Ltd.
3.88%, 02/11/21[b]	100	104,855

		724,727
SOUTH AFRICA — 1.07%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	50	48,453
5.38%, 04/15/20	50	50,172
Myriad International Holdings BV
6.38%, 07/28/17	100	110,625
Standard Bank PLC
8.13%, 12/02/19[b]	100	115,500

		324,750
SOUTH KOREA — 2.23%
Hana Bank
4.00%, 11/03/16[b]	200	212,104

Security	Principal (000s)	Value

Hyundai Capital America
2.13%, 10/02/17[b]	$50	$50,578
2.55%, 02/06/19	100	100,218
POSCO
4.25%, 10/28/20[b]	100	104,784
Shinhan Bank
4.38%, 09/15/15[b]	100	104,372
Woori Bank Co. Ltd.
6.21%, 05/02/37 (Call 05/02/17)[b,d]	100	106,000

		678,056
THAILAND — 1.07%
Bangkok Bank PCL
4.80%, 10/18/20[b]	100	105,202
PTTEP Canada International Finance Ltd.
5.69%, 04/05/21[b]	200	220,674

		325,876
TURKEY — 1.80%
Akbank TAS
6.50%, 03/09/18[b]	150	162,300
Turkiye Is Bankasi AS
3.88%, 11/07/17[b]	200	199,000
Yapi ve Kredi Bankasi AS
4.00%, 01/22/20[b]	200	185,717

		547,017

TOTAL CORPORATE BONDS & NOTES
(Cost: $14,356,462)		14,122,297

FOREIGN AGENCY OBLIGATIONS[a] — 51.32%

BRAZIL — 8.43%
Banco do Brasil SA
5.38%, 01/15/21[b]	100	101,750
5.88%, 01/19/23[b]	200	203,500
Banco Nacional de Desenvolvimento Economico e Social
5.50%, 07/12/20[b]	100	106,875
6.37%, 06/16/18[b]	100	110,750
6.50%, 06/10/19[b]	100	112,000
Caixa Economica Federal
2.38%, 11/06/17[b]	150	143,438
Centrais Eletricas Brasileiras SA
6.88%, 07/30/19[b]	200	216,250
Petrobras Global Finance BV
2.00%, 05/20/16	100	99,864

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

3.00%, 01/15/19[c]	$100	$96,835
4.38%, 05/20/23	100	93,436
5.63%, 05/20/43	100	87,922
6.25%, 03/17/24	50	52,520
Petrobras International Finance Co.
3.50%, 02/06/17	75	76,773
3.88%, 01/27/16	150	154,444
5.38%, 01/27/21	200	204,824
5.75%, 01/20/20	150	158,403
5.88%, 03/01/18[c]	100	108,048
6.75%, 01/27/41	150	152,965
6.88%, 01/20/40	75	77,614
7.88%, 03/15/19	100	115,949
8.38%, 12/10/18	75	88,200

		2,562,360
CHILE — 1.82%
Banco del Estado de Chile
4.13%, 10/07/20[b]	150	154,818
Corporacion Nacional del Cobre de Chile
4.25%, 07/17/42[b]	200	175,776
7.50%, 01/15/19[b]	100	120,385
Empresa Nacional del Petroleo
4.75%, 12/06/21[b]	100	103,029

		554,008
CHINA — 3.95%
CNOOC Finance 2012 Ltd.
5.00%, 05/02/42[b]	200	204,546
CNPC (HK) Overseas Capital Ltd.
4.50%, 04/28/21[b]	200	209,791
Export-Import Bank of China (The)
4.88%, 07/21/15[b]	100	104,406
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	100	104,415
Sinopec Capital 2013 Ltd.
3.13%, 04/24/23[b]	200	185,234
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/23[b]	200	203,520
State Grid Overseas Investment 2013 Ltd.
3.13%, 05/22/23	200	188,018

		1,199,930

Security	Principal (000s)	Value

COLOMBIA — 0.74%
Ecopetrol SA
7.38%, 09/18/43	$100	$119,125
7.63%, 07/23/19	87	104,618

		223,743
INDIA — 0.34%
State Bank of India
4.50%, 07/27/15[b]	100	103,313

		103,313
INDONESIA — 2.03%
Majapahit Holding BV
7.75%, 01/20/20[b]	120	137,700
7.88%, 06/29/37[b]	100	110,875
PT Pertamina (Persero) Tbk
5.25%, 05/23/21[b]	200	200,750
5.63%, 05/20/43[b]	200	169,750

		619,075
ISRAEL — 0.73%
Israel Electric Corp. Ltd.
6.88%, 06/21/23[b]	200	221,000

		221,000
KAZAKHSTAN — 2.67%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	200	181,500
Kazakhstan Temir Zholy Finance BV
6.38%, 10/06/20	200	216,700
KazMunayGas National Co. JSC
4.40%, 04/30/23[b]	200	188,750
7.00%, 05/05/20[b]	200	224,750

		811,700
MALAYSIA — 1.16%
Penerbangan Malaysia Bhd
5.63%, 03/15/16[b]	100	108,006
Petroliam Nasional Bhd
7.63%, 10/15/26[b]	100	133,882
Petronas Capital Ltd.
5.25%, 08/12/19[b]	100	112,022

		353,910
MEXICO — 5.25%
Comision Federal de Electricidad
4.88%, 05/26/21[b]	200	209,750
Pemex Project Funding Master Trust
6.63%, 06/15/35	100	112,000

14	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

Petroleos Mexicanos
3.50%, 01/30/23	$175	$165,812
4.88%, 01/24/22	75	78,731
4.88%, 01/18/24[c]	150	155,213
5.50%, 01/21/21	150	164,250
5.50%, 06/27/44[c]	175	171,500
5.75%, 03/01/18	100	111,125
6.00%, 03/05/20	100	112,625
6.38%, 01/23/45	50	54,750
6.50%, 06/02/41	115	127,650
8.00%, 05/03/19	110	134,338

		1,597,744
PHILIPPINES — 0.42%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/02/24[b]	100	126,625

		126,625
QATAR — 2.94%
Nakilat Inc.
6.07%, 12/31/33[b]	100	105,500
Ooredoo International Finance Ltd.
5.00%, 10/19/25[b]	200	208,240
Qatari Diar Finance QSC
5.00%, 07/21/20[b]	100	111,500
QNB Finance Ltd.
2.13%, 02/14/18[b]	200	198,760
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27	250	270,625

		894,625
RUSSIA — 5.28%
AK Transneft OJSC via TransCapitalInvest Ltd.
8.70%, 08/07/18[b]	100	115,000
Gazprom OAO via Gaz Capital SA
4.38%, 09/19/22	200	165,000
6.21%, 11/22/16[b]	100	103,875
7.29%, 08/16/37[b]	100	97,900
8.15%, 04/11/18[b]	100	110,250
9.25%, 04/23/19[b]	100	114,750
Rosneft Finance SA
7.25%, 02/02/20[b]	100	106,000

Security	Principal (000s)	Value

Russian Agricultural Bank OJSC via RSHB Capital SA
6.30%, 05/15/17[b]	$100	$98,750
Russian Railways OJSC via RZD Capital PLC
5.74%, 04/03/17[b]	100	103,000
Sberbank of Russia via SB Capital SA
6.13%, 02/07/22[b]	200	194,000
Vnesheconombank via VEB Finance PLC
6.90%, 07/09/20[b]	100	97,000
VTB Bank OJSC via VTB Capital SA
6.25%, 06/30/35[b]	100	100,750
6.55%, 10/13/20[b]	100	98,850
6.88%, 05/29/18[b]	100	100,000

		1,605,125
SOUTH AFRICA — 0.68%
Eskom Holdings Ltd.
5.75%, 01/26/21[b]	200	205,500

		205,500
SOUTH KOREA — 5.86%
Export-Import Bank of Korea (The)
4.00%, 01/29/21	100	105,007
4.13%, 09/09/15	100	104,384
4.38%, 09/15/21	200	214,379
5.13%, 06/29/20	100	111,726
Korea Development Bank (The)
3.25%, 03/09/16	100	103,843
3.88%, 05/04/17	200	212,428
Korea Electric Power Corp.
3.00%, 10/05/15[b]	100	102,708
Korea Finance Corp.
3.25%, 09/20/16	200	209,242
Korea Gas Corp.
4.25%, 11/02/20[b]	100	106,227
Korea Hydro & Nuclear Power Co. Ltd.
2.88%, 10/02/18	200	203,103
Korea National Oil Corp.
2.88%, 11/09/15[b]	200	205,402
National Agricultural Cooperative Federation
4.25%, 01/28/16[b]	100	104,928

		1,783,377

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)	Value

TRINIDAD AND TOBAGO — 0.42%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 08/14/19[b]	$100	$126,500

		126,500
TURKEY — 0.69%
Turkiye Vakiflar Bankasi Tao
5.75%, 04/24/17[b]	200	209,460

		209,460
UNITED ARAB EMIRATES — 4.68%
Abu Dhabi National Energy Co.
5.88%, 10/27/16[b]	100	110,750
6.25%, 09/16/19[b]	100	117,375
6.50%, 10/27/36[b]	100	119,000
ADCB Finance (Cayman) Ltd.
2.50%, 03/06/18	200	201,250
Dolphin Energy Ltd.
5.89%, 06/15/19[b]	145	160,277
DP World Ltd.
6.85%, 07/02/37[b]	100	108,750
Dubai Electricity & Water Authority
7.38%, 10/21/20[b]	100	120,750
International Petroleum Investment Co.
5.00%, 11/15/20[b]	250	275,625
MDC-GMTN BV
3.75%, 04/20/16[b]	200	210,700

		1,424,477
VENEZUELA — 3.23%
Petroleos de Venezuela SA
5.00%, 10/28/15	75	67,406
5.25%, 04/12/17[b]	150	120,750
5.38%, 04/12/27[b]	150	87,375
5.50%, 04/12/37[b]	50	27,800
6.00%, 11/15/26[b]	175	103,031
8.50%, 11/02/17[b]	320	288,000
9.00%, 11/17/21[b]	175	142,844
12.75%, 02/17/22[b]	150	145,500

		982,706

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $16,037,251)		15,605,178

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 5.29%

MONEY MARKET FUNDS — 5.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	1,120	$1,119,893
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	86	86,257
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	402	401,856

		1,608,006

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,608,006)		1,608,006

TOTAL INVESTMENTS IN SECURITIES — 103.05%
(Cost: $32,001,719)		31,335,481
Other Assets, Less Liabilities — (3.05)%		(926,254)

NET ASSETS — 100.00%		$30,409,227

CPO  —  Certificates of Participation (Ordinary)

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

16	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2014

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 26.45%

ARGENTINA — 0.17%
YPF SA
8.88%, 12/19/18[b]	$300	$312,375

		312,375
BRAZIL — 2.75%
Banco BTG Pactual SA
5.75%, 09/28/22[b]	500	474,800
CSN Resources SA
6.50%, 07/21/20[b]	600	613,500
Fibria Overseas Finance Ltd.
6.75%, 03/03/21 (Call 03/03/16)[b]	400	439,000
JBS Investments GmbH
7.75%, 10/28/20 (Call 10/28/17)[b]	400	425,500
JBS USA LLC/JBS USA Finance Inc.
7.25%, 06/01/21 (Call 06/01/15)[b]	450	485,437
8.25%, 02/01/20 (Call 02/01/15)[b]	800	875,600
Marfrig Holding Europe BV
8.38%, 05/09/18[b]	600	603,000
9.88%, 07/24/17 (Call 01/24/16)[b]	300	315,000
Marfrig Overseas Ltd.
9.50%, 05/04/20 (Call 05/04/15)[b]	400	407,000
Minerva Luxembourg SA
7.75%, 01/31/23 (Call 01/31/18)[b]	400	411,500

		5,050,337
CHILE — 0.34%
VTR Finance BV
6.88%, 01/15/24 (Call 01/15/19)[b]	600	625,255

		625,255
CHINA — 4.76%
Agile Property Holdings Ltd.
8.88%, 04/28/17 (Call 05/30/14)[b]	800	823,000
9.88%, 03/20/17[b]	200	209,750
China CITIC Bank International Ltd.
6.88%, 06/24/20[b]	300	324,630
CITIC Pacific Ltd.
6.38%, 04/10/20[b]	200	213,500
6.63%, 04/15/21[b]	700	751,625
6.80%, 01/17/23[b]	200	215,510
6.88%, 01/21/18[b]	800	868,000
Country Garden Holdings Co. Ltd.
7.25%, 04/04/21 (Call 10/04/17)[b]	200	185,000

Security	Principal (000s)	Value

7.50%, 01/10/23 (Call 01/10/18)[b]	$500	$457,500
11.13%, 02/23/18 (Call 02/23/15)[b]	600	649,500
11.25%, 04/22/17 (Call 05/30/14)[b]	100	105,625
Evergrande Real Estate Group Ltd.
8.75%, 10/30/18 (Call 10/30/16)[b]	900	822,375
Greentown China Holdings Ltd.
8.50%, 02/04/18 (Call 02/04/16)[b]	400	393,500
Kaisa Group Holdings Ltd.
10.25%, 01/08/20 (Call 01/08/17)[b]	600	588,000
KWG Property Holding Ltd.
8.98%, 01/14/19 (Call 01/14/17)[b]	200	191,773
Shimao Property Holdings Ltd.
6.63%, 01/14/20 (Call 01/14/17)[b]	600	574,500
8.13%, 01/22/21 (Call 01/22/18)[b]	200	200,240
9.65%, 08/03/17 (Call 08/03/14)[b]	200	211,750
SOHO China Ltd.
5.75%, 11/07/17 (Call 11/07/15)[b]	200	200,000
Trillion Chance Ltd.
8.50%, 01/10/19 (Call 01/10/17)[b]	600	585,000
Yancoal International Resources Development Co. Ltd.
5.73%, 05/16/22[b]	200	183,000

		8,753,778
COLOMBIA — 1.78%
Banco Davivienda SA
5.88%, 07/09/22[b]	200	200,250
Bancolombia SA
5.13%, 09/11/22	800	793,000
6.13%, 07/26/20	400	428,500
Pacific Rubiales Energy Corp.
5.13%, 03/28/23 (Call 03/28/18)[b]	600	579,750
5.38%, 01/26/19 (Call 01/26/17)[b]	500	513,750
7.25%, 12/12/21 (Call 12/12/16)[b]	700	764,750

		3,280,000
INDIA — 1.60%
ICICI Bank Ltd.
6.38%, 04/30/22 (Call 04/30/17)[b,c]	654	657,270
Vedanta Resources PLC
6.00%, 01/31/19[b]	800	797,000
6.75%, 06/07/16[b]	200	209,250
7.13%, 05/31/23[b]	200	199,250
8.25%, 06/07/21[b]	600	636,000
9.50%, 07/18/18[b]	400	449,520

		2,948,290

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2014

Security	Principal (000s)	Value

JAMAICA — 1.32%
Digicel Group Ltd.
8.25%, 09/30/20 (Call 09/30/16)[b]	$900	$958,500
10.50%, 04/15/18 (Call 05/02/14)[b]	300	315,750
Digicel Ltd.
6.00%, 04/15/21 (Call 04/15/16)[b]	1,000	1,012,500
8.25%, 09/01/17 (Call 05/30/14)[b]	130	134,881

		2,421,631
KAZAKHSTAN — 0.46%
BTA Bank JSC
5.50%, 12/21/22[b]	300	210,750
Halyk Savings Bank of Kazakhstan JSC
7.25%, 05/03/17[b]	400	421,900
7.25%, 01/28/21[b]	200	205,300

		837,950
LUXEMBOURG — 0.32%
Millicom International Cellular SA
4.75%, 05/22/20 (Call 05/22/17)[b]	400	386,000
6.63%, 10/15/21 (Call 10/15/17)[b]	200	208,500

		594,500
MACAU — 0.33%
MCE Finance Ltd.
5.00%, 02/15/21 (Call 02/15/16)[b]	600	598,500

		598,500
MEXICO — 3.42%
Banco Santander Mexico SA
5.95%, 01/30/24 (Call 01/30/19)[b,c]	600	623,250
BBVA Bancomer SA
7.25%, 04/22/20[b]	700	784,000
Cemex Espana SA (Luxembourg)
9.88%, 04/30/19 (Call 04/30/16)[b]	250	286,000
Cemex Finance LLC
9.38%, 10/12/22 (Call 10/12/17)[b]	1,100	1,267,750
Cemex SAB de CV
5.88%, 03/25/19 (Call 03/25/16)[b]	400	411,000
6.50%, 12/10/19 (Call 12/10/17)[b]	400	420,000
7.25%, 01/15/21 (Call 01/15/18)[b]	500	537,500
9.00%, 01/11/18 (Call 01/11/15)[b]	1,000	1,080,000
Mexichem SAB de CV
4.88%, 09/19/22[b]	400	403,500
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	750	223,125

Security	Principal (000s)	Value

8.88%, 12/15/19 (Call 12/15/14)	$200	$94,500
10.00%, 08/15/16 (Call 06/02/14)	420	157,500

		6,288,125
RUSSIA — 6.88%
Alfa Bank OJSC via Alfa Bond Issuance PLC
7.50%, 09/26/19[b]	400	386,000
7.75%, 04/28/21[b]	500	490,000
7.88%, 09/25/17[b]	600	620,250
ALROSA Finance SA
7.75%, 11/03/20[b]	600	612,000
Credit Bank of Moscow
7.70%, 02/01/18[b]	200	182,500
Evraz Group SA
6.50%, 04/22/20[b]	800	652,000
8.25%, 11/10/15[b]	400	399,324
9.50%, 04/24/18[b]	600	585,000
Metalloinvest Finance Ltd.
5.63%, 04/17/20[b]	600	535,500
6.50%, 07/21/16[b]	400	398,000
MMC Norilsk Nickel OJSC via MMC Finance Ltd.
5.55%, 10/28/20[b]	400	386,000
Mobile Telesystems OJSC via MTS International Funding Ltd.
5.00%, 05/30/23[b]	400	356,000
8.63%, 06/22/20[b]	200	226,500
Nomos Bank OJSC via Nomos Capital PLC
7.25%, 04/25/18[b]	400	388,000
Novolipetsk Steel OJSC via Steel Funding Ltd.
4.45%, 02/19/18[b]	600	571,721
4.95%, 09/26/19[b]	200	186,000
Promsvyazbank OJSC via PSB Finance SA
10.20%, 11/06/19[b]	400	391,400
Russian Standard Bank
9.25%, 07/11/17[b]	100	97,250
Severstal OAO via Steel Capital SA
5.90%, 10/17/22[b]	200	179,750
6.70%, 10/25/17[b]	700	710,500
Sibur Securities Ltd.
3.91%, 01/31/18[b]	700	614,250

18	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2014

Security	Principal (000s)	Value

TMK OAO via TMK Capital SA
7.75%, 01/27/18[b]	$500	$478,125
Vimpel Communications via VIP Finance Ireland Ltd. OJSC
7.75%, 02/02/21[b]	600	601,500
9.13%, 04/30/18[b]	700	749,875
VimpelCom Holdings BV
5.20%, 02/13/19[b]	400	372,000
5.95%, 02/13/23[b]	500	447,500
6.25%, 03/01/17[b]	400	400,000
7.50%, 03/01/22[b]	650	637,000

		12,653,945
SINGAPORE — 0.51%
Flextronics International Ltd.
5.00%, 02/15/23	450	452,250
Global A&T Electronics Ltd.
10.00%, 02/01/19 (Call 02/01/16)[b]	600	487,500

		939,750
SOUTH AFRICA — 0.62%
AngloGold Ashanti Holdings PLC
5.13%, 08/01/22	500	484,524
5.38%, 04/15/20	300	301,033
Gold Fields Orogen Holding BVI Ltd.
4.88%, 10/07/20[b]	400	360,000

		1,145,557
SOUTH KOREA — 0.40%
Woori Bank Co. Ltd.
6.21%, 05/02/37 (Call 05/02/17)[b,c]	700	742,000

		742,000
TURKEY — 0.56%
Turkiye Is Bankasi AS
6.00%, 10/24/22[b]	500	485,500
Yapi ve Kredi Bankasi AS
5.50%, 12/06/22[b]	600	535,800

		1,021,300
UKRAINE — 0.23%
Metinvest BV
8.75%, 02/14/18[b]	500	431,335

		431,335

TOTAL CORPORATE BONDS & NOTES
(Cost: $50,264,002)		48,644,628

Security	Principal (000s)	Value

FOREIGN AGENCY OBLIGATIONS[a] — 13.12%

BRAZIL — 1.00%
Banco do Brasil SA
5.88%, 01/19/23[b]	$400	$407,000
Centrais Eletricas Brasileiras SA
5.75%, 10/27/21[b]	1,000	1,002,500
6.88%, 07/30/19[b]	400	432,500

		1,842,000
CHINA — 0.11%
Franshion Brilliant Ltd.
5.75%, 03/19/19[b]	200	199,370

		199,370
INDIA — 0.10%
IDBI Bank Ltd.
3.75%, 01/25/19[b]	200	194,512

		194,512
INDONESIA — 3.60%
Majapahit Holding BV
7.75%, 10/17/16[b]	800	900,000
7.75%, 01/20/20[b]	1,000	1,147,500
7.88%, 06/29/37[b]	200	221,750
PT Pertamina (Persero) Tbk
4.30%, 05/20/23[b]	1,900	1,726,625
5.25%, 05/23/21[b]	400	401,500
5.63%, 05/20/43[b]	1,500	1,273,125
6.00%, 05/03/42[b]	200	178,500
PT Perusahaan Gas Negara (Persero) Tbk
5.25%, 10/24/42[b]	700	571,375
5.50%, 11/22/21[b]	200	203,250

		6,623,625
ISRAEL — 0.94%
Israel Electric Corp. Ltd.
5.63%, 06/21/18[b]	900	951,750
6.88%, 06/21/23[b]	700	773,500

		1,725,250
RUSSIA — 0.52%
Gazprombank OAO via GPB Eurobond Finance PLC
7.50%, 12/28/23 (Call 12/28/18)[b,c]	200	186,000
VTB Bank OJSC via VTB Capital SA
6.95%, 10/17/22[b]	800	766,000

		952,000

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2014

Security	Principal (000s)	Value

SRI LANKA — 0.33%
Bank of Ceylon
5.33%, 04/16/18[b]	$200	$198,750
6.88%, 05/03/17[b]	400	418,000

		616,750
TURKEY — 0.55%
Export Credit Bank of Turkey
5.38%, 11/04/16[b]	400	420,000
5.88%, 04/24/19[b]	200	209,500
Turkiye Vakiflar Bankasi Tao
6.00%, 11/01/22[b]	400	376,400

		1,005,900
UKRAINE — 0.17%
Oschadbank via SSB #1 PLC
8.25%, 03/10/16[b]	400	314,000

		314,000
VENEZUELA — 5.80%
Petroleos de Venezuela SA
5.00%, 10/28/15	800	719,000
Series 2016
5.13%, 10/28/16	400	336,400
5.25%, 04/12/17[b]	1,700	1,368,500
5.38%, 04/12/27[b]	1,570	914,525
5.50%, 04/12/37[b]	820	455,920
6.00%, 11/15/26[b]	2,400	1,413,000
8.50%, 11/02/17[b]	3,200	2,880,000
9.00%, 11/17/21[b]	1,250	1,020,312
12.75%, 02/17/22[b]	1,600	1,552,000

		10,659,657

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $24,686,947)		24,133,064

FOREIGN GOVERNMENT OBLIGATIONS[a] — 58.08%

ARGENTINA — 2.19%
Argentina (Republic of)
2.50%, 12/31/38[d]	2,780	1,178,025
8.28%, 12/31/33	2,299	1,850,971
8.28%, 12/31/33	673	532,662
8.75%, 06/02/17	500	467,500

		4,029,158

Security	Principal (000s)	Value

BELARUS — 0.55%
Belarus (Republic of)
8.75%, 08/03/15[b]	$500	$502,090
8.95%, 01/26/18[b]	500	504,575

		1,006,665
COSTA RICA — 0.49%
Costa Rica (Republic of)
4.25%, 01/26/23[b]	600	550,500
4.38%, 04/30/25[b]	200	177,000
5.63%, 04/30/43[b]	200	169,500

		897,000
CROATIA — 2.74%
Croatia (Republic of)
5.50%, 04/04/23[b]	1,000	1,010,000
6.00%, 01/26/24[b]	800	833,000
6.25%, 04/27/17[b]	500	536,875
6.38%, 03/24/21[b]	900	967,500
6.63%, 07/14/20[b]	200	218,000
6.75%, 11/05/19[b]	1,350	1,479,938

		5,045,313
DOMINICAN REPUBLIC — 1.13%
Dominican Republic
5.88%, 04/18/24[b]	600	597,000
6.60%, 01/28/24[b]	200	206,500
7.50%, 05/06/21[b]	800	888,000
9.04%, 01/23/18[b]	350	383,416

		2,074,916
ECUADOR — 0.23%
Ecuador (Republic of)
9.38%, 12/15/15[b]	400	427,500

		427,500
EGYPT — 0.48%
Egypt (Arab Republic of)
5.75%, 04/29/20[b]	600	613,500
6.88%, 04/30/40[b]	300	276,000

		889,500
EL SALVADOR — 1.17%
El Salvador (Republic of)
5.88%, 01/30/25[b]	600	582,000
7.63%, 02/01/41[b]	450	464,625
7.65%, 06/15/35[b]	500	519,375
7.75%, 01/24/23[b]	120	133,800

20	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2014

Security	Principal (000s)	Value

8.25%, 04/10/32[b]	$400	$444,000

		2,143,800
GUATEMALA — 0.39%
Guatemala (Republic of)
4.88%, 02/13/28[b]	300	291,000
5.75%, 06/06/22[b]	400	431,500

		722,500
HUNGARY — 4.37%
Hungary (Republic of)
4.00%, 03/25/19	400	404,000
4.13%, 02/19/18	500	515,000
5.38%, 02/21/23	1,300	1,356,875
5.38%, 03/25/24	900	932,625
5.75%, 11/22/23	900	958,500
6.25%, 01/29/20	1,200	1,327,800
6.38%, 03/29/21	1,500	1,668,750
7.63%, 03/29/41	732	876,570

		8,040,120
INDONESIA — 8.56%
Indonesia (Republic of)
3.38%, 04/15/23[b]	900	815,625
3.75%, 04/25/22[b]	1,200	1,134,000
4.63%, 04/15/43[b]	1,300	1,090,375
4.88%, 05/05/21[b]	1,900	1,959,375
5.25%, 01/17/42[b]	800	732,000
5.88%, 03/13/20[b]	600	657,000
5.88%, 01/15/24[b]	1,000	1,082,500
6.75%, 01/15/44[b]	1,000	1,110,000
6.88%, 01/17/18[b]	1,000	1,137,500
7.50%, 01/15/16[b]	1,000	1,098,750
7.75%, 01/17/38[b]	1,400	1,695,750
8.50%, 10/12/35[b]	1,250	1,614,062
11.63%, 03/04/19[b]	1,200	1,617,000

		15,743,937
JAMAICA — 0.38%
Jamaica (Government of)
8.00%, 06/24/19	400	421,000
8.00%, 03/15/39	300	283,125

		704,125
LEBANON — 2.98%
Lebanon (Republic of)
4.75%, 11/02/16[b]	300	300,750

Security	Principal (000s)	Value

5.15%, 11/12/18[b]	$650	$651,300
6.00%, 05/20/19[b]	200	201,750
6.38%, 03/09/20	1,000	1,028,750
8.25%, 04/12/21[b]	1,300	1,462,500
8.50%, 08/06/15	250	266,125
8.50%, 01/19/16[b]	330	353,925
9.00%, 03/20/17	1,080	1,204,200

		5,469,300
MOROCCO — 0.62%
Morocco (Republic of)
4.25%, 12/11/22[b]	800	769,000
5.50%, 12/11/42[b]	400	374,000

		1,143,000
NIGERIA — 0.45%
Nigeria (Federal Republic of)
5.13%, 07/12/18[b]	400	408,000
6.38%, 07/12/23[b]	200	209,500
6.75%, 01/28/21[b]	200	216,500

		834,000
PAKISTAN — 0.39%
Pakistan (Islamic Republic of)
6.88%, 06/01/17[b]	400	404,000
7.13%, 03/31/16[b]	300	306,000

		710,000
ROMANIA — 1.81%
Romania (Republic of)
4.38%, 08/22/23[b]	700	708,750
4.88%, 01/22/24[b]	500	525,000
6.13%, 01/22/44[b]	400	438,500
6.75%, 02/07/22[b]	1,400	1,657,250

		3,329,500
SERBIA — 1.65%
Serbia (Republic of)
4.88%, 02/25/20[b]	1,000	991,250
5.25%, 11/21/17[b]	400	411,000
5.88%, 12/03/18[b]	500	525,000
7.25%, 09/28/21[b]	1,000	1,111,250

		3,038,500
SLOVENIA — 2.77%
Slovenia (Republic of)
4.13%, 02/18/19[b]	600	618,000
4.75%, 05/10/18[b]	600	635,250

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2014

Security	Principal (000s)	Value

5.25%, 02/18/24[b]	$1,000	$1,037,500
5.50%, 10/26/22[b]	1,400	1,491,000
5.85%, 05/10/23[b]	1,200	1,305,000

		5,086,750
SRI LANKA — 1.20%
Sri Lanka (Democratic Socialist Republic of)
5.88%, 07/25/22[b]	400	399,000
6.00%, 01/14/19[b]	400	416,000
6.25%, 10/04/20[b]	1,050	1,090,688
6.25%, 07/27/21[b]	299	307,970

		2,213,658
TURKEY — 12.71%
Turkey (Republic of)
3.25%, 03/23/23	1,000	901,500
4.88%, 04/16/43	700	632,051
5.13%, 03/25/22	642	667,038
5.63%, 03/30/21	1,150	1,236,250
5.75%, 03/22/24	1,200	1,284,000
6.00%, 01/14/41	1,600	1,655,200
6.25%, 09/26/22	1,400	1,556,100
6.63%, 02/17/45	600	669,000
6.75%, 04/03/18	1,250	1,401,875
6.75%, 05/30/40	1,000	1,130,000
6.88%, 03/17/36	1,420	1,624,480
7.00%, 09/26/16	1,100	1,215,280
7.00%, 03/11/19	800	914,000
7.00%, 06/05/20	800	921,000
7.25%, 03/05/38	610	728,950
7.38%, 02/05/25	1,920	2,278,080
7.50%, 07/14/17	1,000	1,136,250
7.50%, 11/07/19	750	878,625
8.00%, 02/14/34	863	1,105,330
11.88%, 01/15/30	860	1,436,200

		23,371,209
UKRAINE — 2.39%
Ukraine (Government of)
6.25%, 06/17/16[b]	800	677,000
6.58%, 11/21/16[b]	500	420,625
6.75%, 11/14/17[b]	100	84,250
6.88%, 09/23/15[b]	300	268,500
7.50%, 04/17/23[b]	700	585,340
7.75%, 09/23/20[b]	900	758,250

Security	Principal or Shares (000s)	Value

7.80%, 11/28/22[b]	$1,200	$1,006,500
7.95%, 02/23/21[b]	700	594,125

		4,394,590
VENEZUELA — 7.89%
Venezuela (Bolivarian Republic of)
5.75%, 02/26/16[b]	775	703,313
6.00%, 12/09/20[b]	780	562,575
7.00%, 12/01/18[b]	550	452,100
7.00%, 03/31/38[b]	650	437,125
7.65%, 04/21/25	850	629,000
7.75%, 10/13/19[b]	1,400	1,141,000
8.25%, 10/13/24[b]	1,350	1,039,500
9.00%, 05/07/23[b]	930	761,205
9.25%, 09/15/27	2,220	1,837,050
9.25%, 05/07/28[b]	1,050	834,750
9.38%, 01/13/34	810	643,950
11.75%, 10/21/26[b]	1,450	1,344,875
11.95%, 08/05/31[b]	2,220	2,053,500
12.75%, 08/23/22[b]	1,600	1,586,000
13.63%, 08/15/18	450	473,625

		14,499,568
VIETNAM — 0.54%
Vietnam (Socialist Republic of)
6.75%, 01/29/20[b]	600	676,500
6.88%, 01/15/16[b]	300	322,500

		999,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $110,310,948)		106,813,609

SHORT-TERM INVESTMENTS — 0.84%

MONEY MARKET FUNDS — 0.84%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	1,550	1,550,377

		1,550,377

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,550,377)		1,550,377

22	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS HIGH YIELD BOND ETF

April 30, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 98.49%
(Cost: $186,812,274)	$181,141,678
Other Assets, Less Liabilities — 1.51%	2,771,135

NET ASSETS — 100.00%	$183,912,813

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

April 30, 2014

Security	Principal (000s)		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.30%

BRAZIL — 14.01%
Brazil (Federative Republic of)
0.00%, 07/01/14	BRL	42,698	$18,784,136
0.00%, 10/01/14	BRL	6,100	2,610,604
0.00%, 01/01/15	BRL	24,955	10,392,483
0.00%, 01/01/16	BRL	15,200	5,622,900
0.00%, 04/01/16	BRL	35,000	12,558,472
0.00%, 01/01/17	BRL	14,296	4,685,339
8.50%, 01/05/24	BRL	500	213,651
10.00%, 01/01/15	BRL	4,398	1,953,035
10.00%, 01/01/18	BRL	19,339	8,085,721
10.00%, 01/01/21	BRL	35,368	14,180,706
10.00%, 01/01/23	BRL	3,765	1,473,669
10.25%, 01/10/28	BRL	1,420	671,894
12.50%, 01/05/16	BRL	1,400	656,793
12.50%, 01/05/22	BRL	1,633	843,918

			82,733,321
CHILE — 0.07%
Chile (Republic of)
5.50%, 08/05/20	CLP	237,000	428,844

			428,844
COLOMBIA — 4.21%
Colombia (Republic of)
6.00%, 04/28/28	COP	1,153,000	548,945
7.50%, 08/26/26	COP	13,009,800	6,945,967
7.75%, 04/14/21	COP	496,000	289,260
9.25%, 05/14/14	COP	20,852,000	10,814,786
9.85%, 06/28/27	COP	2,998,000	2,025,355
10.00%, 07/24/24	COP	4,150,000	2,709,297
11.25%, 10/24/18	COP	2,457,000	1,537,413

			24,871,023
CZECH REPUBLIC — 4.15%
Czech (Republic of)
3.80%, 04/11/15	CZK	91,940	4,800,292
4.00%, 04/11/17	CZK	50,400	2,804,191
4.20%, 12/04/36	CZK	50,930	2,989,478
4.60%, 08/18/18	CZK	113,700	6,676,807
5.70%, 05/25/24	CZK	76,240	5,191,722
6.95%, 01/26/16	CZK	36,000	2,029,525

			24,492,015

Security	Principal (000s)		Value

HUNGARY — 2.95%
Hungary (Republic of)
5.50%, 02/12/16	HUF	1,427,040	$6,696,624
6.00%, 11/24/23	HUF	202,740	965,588
6.50%, 06/24/19	HUF	844,250	4,159,474
6.75%, 11/24/17	HUF	83,000	410,462
7.00%, 06/24/22	HUF	230,000	1,158,884
7.50%, 11/12/20	HUF	222,500	1,147,396
7.75%, 08/24/15	HUF	606,290	2,908,306

			17,446,734
INDONESIA — 4.31%
Indonesia (Republic of)
6.63%, 05/15/33	IDR	22,700,000	1,595,273
7.00%, 05/15/22	IDR	6,780,000	551,243
8.25%, 06/15/32	IDR	34,060,000	2,860,551
9.50%, 06/15/15	IDR	3,791,000	336,096
9.50%, 07/15/31	IDR	107,554,000	10,093,508
10.00%, 07/15/17	IDR	61,307,000	5,687,131
10.00%, 09/15/24	IDR	7,060,000	686,368
11.00%, 11/15/20	IDR	22,885,000	2,294,141
11.00%, 09/15/25	IDR	13,220,000	1,372,403

			25,476,714
ISRAEL — 4.41%
Israel (State of)
3.50%, 08/31/14	ILS	16,450	4,796,742
4.00%, 01/31/18	ILS	5,950	1,868,796
4.25%, 03/31/23	ILS	13,878	4,333,804
5.50%, 01/31/22	ILS	3,150	1,073,363
5.50%, 01/31/42	ILS	3,582	1,176,585
6.00%, 02/28/19	ILS	37,490	12,826,770

			26,076,060
MALAYSIA — 3.81%
Malaysia (Federation of)
3.49%, 03/31/20	MYR	6,899	2,072,932
3.73%, 06/15/28	MYR	1,800	512,935
3.84%, 08/12/15	MYR	19,123	5,911,060
4.13%, 04/15/32	MYR	7,400	2,155,529
4.39%, 04/15/26	MYR	3,660	1,132,678
5.73%, 07/30/19	MYR	31,870	10,697,994

			22,483,128
MEXICO — 8.47%
United Mexican States
6.25%, 06/16/16	MXN	45,346	3,617,342

24	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

April 30, 2014

Security	Principal (000s)		Value

6.50%, 06/10/21	MXN	59,936	$4,776,654
7.00%, 06/19/14	MXN	29,069	2,230,576
7.25%, 12/15/16	MXN	155,218	12,723,225
7.50%, 06/03/27	MXN	32,737	2,712,129
7.75%, 12/14/17	MXN	48,350	4,057,444
7.75%, 11/13/42	MXN	48,701	3,915,719
8.00%, 12/07/23	MXN	81,383	7,031,673
8.50%, 11/18/38	MXN	29,330	2,554,116
10.00%, 12/05/24	MXN	64,800	6,381,203

			50,000,081
NIGERIA — 0.73%
Nigeria (Federal Republic of)
4.00%, 04/23/15	NGN	205,271	1,176,883
10.00%, 07/23/30	NGN	162,000	781,756
15.10%, 04/27/17	NGN	273,000	1,784,019
16.39%, 01/27/22	NGN	75,000	541,719

			4,284,377
PERU — 0.80%
Peru (Republic of)
6.85%, 02/12/42	PEN	1,300	456,355
8.20%, 08/12/26	PEN	10,437	4,295,552

			4,751,907
PHILIPPINES — 3.47%
Philippines (Republic of the)
4.00%, 12/06/22	PHP	68,000	1,496,381
4.95%, 01/15/21	PHP	49,000	1,137,618
5.00%, 08/18/18	PHP	85,070	2,017,789
6.25%, 01/14/36	PHP	57,000	1,304,172
7.00%, 01/27/16	PHP	216,246	5,195,968
8.00%, 07/19/31	PHP	154,300	4,627,235
8.13%, 12/16/35	PHP	159,860	4,693,844

			20,473,007
POLAND — 4.18%
Poland (Republic of)
0.00%, 07/25/15	PLN	7,145	2,284,710
0.00%, 01/25/16	PLN	8,455	2,660,035
3.75%, 04/25/18	PLN	15,000	5,033,773
4.00%, 10/25/23	PLN	9,500	3,130,320
4.75%, 10/25/16	PLN	10,657	3,666,088
5.25%, 10/25/20	PLN	4,000	1,437,730
5.75%, 09/23/22	PLN	16,124	5,990,414

Security	Principal (000s)		Value

5.75%, 04/25/29	PLN	1,250	$472,288

			24,675,358
ROMANIA — 1.82%
Romania (Republic of)
5.75%, 01/27/16	RON	15,410	4,985,912
5.85%, 07/28/14	RON	6,120	1,923,265
5.85%, 04/26/23	RON	6,000	1,969,861
5.90%, 07/26/17	RON	5,100	1,677,488
6.75%, 06/11/17	RON	650	217,322

			10,773,848
RUSSIA — 4.45%
Russian Federation (The)
6.20%, 01/31/18	RUB	121,380	3,121,543
6.80%, 12/11/19	RUB	46,500	1,178,231
6.88%, 07/15/15	RUB	154,893	4,307,201
7.40%, 04/19/17	RUB	142,140	3,848,871
7.60%, 04/14/21	RUB	221,456	5,716,958
7.85%, 03/10/18[a]	RUB	15,000	404,403
8.10%, 11/26/14	RUB	50,000	1,406,514
8.15%, 02/03/27	RUB	184,740	4,758,755
12.00%, 08/20/14	RUB	54,600	1,555,065

			26,297,541
SOUTH AFRICA — 4.46%
South Africa (Republic of)
6.25%, 03/31/36	ZAR	43,064	3,013,251
6.50%, 02/28/41	ZAR	81,983	5,753,936
6.75%, 03/31/21	ZAR	53,460	4,708,687
8.25%, 09/15/17	ZAR	106,911	10,356,706
8.75%, 02/28/48	ZAR	5,800	524,967
10.50%, 12/21/26	ZAR	6,000	659,050
13.50%, 09/15/15	ZAR	13,100	1,350,061

			26,366,658
SOUTH KOREA — 22.09%
Korea (Republic of)
2.74%, 02/02/15	KRW	12,644,000	12,243,621
2.75%, 09/10/17	KRW	10,258,640	9,856,555
2.82%, 08/02/14	KRW	19,353,190	18,739,424
2.84%, 12/02/14	KRW	11,800,000	11,432,628
3.00%, 12/10/42	KRW	3,025,970	2,517,415
3.13%, 03/10/19	KRW	6,500,000	6,284,059
4.00%, 03/10/16	KRW	10,471,600	10,352,929
4.00%, 12/10/31	KRW	14,305,490	14,363,775
4.75%, 12/10/30	KRW	2,400,000	2,623,579

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS LOCAL CURRENCY BOND ETF

April 30, 2014

Security	Principal or Shares (000s)		Value

5.00%, 06/10/20	KRW	8,100,000	$8,574,884
5.25%, 09/10/15	KRW	11,702,460	11,697,590
5.25%, 03/10/27	KRW	5,000,000	5,636,021
5.50%, 09/10/17	KRW	3,981,600	4,160,739
5.50%, 12/10/29	KRW	4,354,040	5,124,182
5.75%, 09/10/18	KRW	6,400,000	6,844,463

			130,451,864
THAILAND — 4.43%
Thailand (Kingdom of)
3.13%, 12/11/15	THB	320,206	10,040,675
3.58%, 12/17/27	THB	93,640	2,809,026
3.63%, 05/22/15	THB	39,763	1,248,504
3.78%, 06/25/32	THB	21,000	625,659
3.80%, 06/14/41	THB	30,000	862,917
3.88%, 06/13/19	THB	33,600	1,079,613
4.88%, 06/22/29	THB	24,000	819,708
5.67%, 03/13/28	THB	189,234	6,966,864
6.15%, 07/07/26	THB	45,029	1,706,023

			26,158,989
TURKEY — 4.48%
Turkey (Republic of)
6.30%, 02/14/18	TRY	15,360	6,644,828
7.50%, 09/24/14	TRY	5,607	2,621,605
8.50%, 09/14/22	TRY	6,772	3,065,534
8.80%, 09/27/23	TRY	7,020	3,228,855
9.00%, 01/27/16	TRY	23,119	10,918,625

			26,479,447

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $593,392,207)			574,720,916

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]		46	46,411

			46,411

TOTAL SHORT-TERM INVESTMENTS
(Cost: $46,411)			46,411

Value

TOTAL INVESTMENTS IN SECURITIES — 97.31%
(Cost: $593,438,618)	$574,767,327
Other Assets, Less Liabilities — 2.69%	15,926,037

NET ASSETS — 100.00%	$590,693,364

BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peru Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— Romanian Leu
RUB	— New Russian Ruble
THB	— Thai Baht
TRY	— Turkish Lira
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of April 30, 2014 were as follows:
Currency to be Delivered	Currency to be Received	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
EGP 36,000,000	USD 5,003,475	7/2/2014	DB	$(38,728)
EGP 36,000,000	USD 5,020,921	7/2/2014	BNP	(21,282)
USD 6,788,475	EGP 48,300,000	7/2/2014	BNP	(23,520)
USD 2,162,921	EGP 15,400,000	7/2/2014	BNP	(5,979)
USD 1,121,233	EGP 8,000,000	7/2/2014	BNP	(744)
USD 42,135	EGP 300,000	7/2/2014	BNP	(116)

	Net Unrealized Depreciation			$(90,369)

Counterparties:

BNP  —  BNP Paribas

DB  —  Deutsche Bank AG

See notes to financial statements.

26	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

CORPORATE BONDS & NOTES — 95.55%

AUSTRIA — 0.36%
BAWAG PSK
8.13%, 10/30/23[a]	EUR	200	$322,719
Wienerberger AG
4.00%, 04/17/20	EUR	200	292,354

			615,073
BELGIUM — 0.28%
Barry Callebaut Services NV
5.63%, 06/15/21[a]	EUR	100	158,247
6.00%, 07/13/17	EUR	200	312,694

			470,941
CANADA — 3.46%
Air Canada
7.63%, 10/01/19 (Call 10/01/16)[b]	CAD	150	146,931
Armtec Holdings Ltd.
8.88%, 09/22/17 (Call 05/30/14)	CAD	63	42,767
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 11/19/14)[a]	CAD	100	92,715
7.50%, 11/19/17 (Call 11/19/14)[b]	CAD	150	139,414
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	200	191,808
Bombardier Inc.
6.13%, 05/15/21[a]	EUR	500	765,537
Brookfield Office Properties Inc.
4.00%, 04/16/18	CAD	100	93,284
Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	100	96,360
Cascades Inc.
7.75%, 12/15/16 (Call 05/30/14)[a]	CAD	50	47,383
Centric Health Corp.
8.63%, 04/18/18 (Call 04/18/16)	CAD	80	64,149
Connacher Oil and Gas Ltd.
8.75%, 08/01/18 (Call 08/01/15)[b]	CAD	150	113,103
Corus Entertainment Inc.
4.25%, 02/11/20[a]	CAD	250	222,960

Security	Principal (000s)		Value

Crew Energy Inc.
8.38%, 10/21/20 (Call 10/21/16)[a]	CAD	50	$47,496
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/26/16)[b]	CAD	100	92,031
GFL Environmental Corp.
7.50%, 06/18/18 (Call 06/18/15)[a]	CAD	450	427,468
Gibson Energy Inc.
7.00%, 07/15/20 (Call 07/15/16)[b]	CAD	100	98,638
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[b]	CAD	325	314,650
Iron Mountain Canada Operations ULC
6.13%, 08/15/21 (Call 08/15/17)	CAD	100	94,310
Mattamy Group Corp.
6.88%, 11/15/20 (Call 11/15/15)[b]	CAD	100	92,715
Newalta Corp. Series 2
7.75%, 11/14/19 (Call 11/14/15)	CAD	50	49,438
Paramount Resources Ltd.
7.63%, 12/04/19 (Call 12/04/15)	CAD	300	287,886
8.25%, 12/13/17 (Call 05/30/14)	CAD	250	237,333
Perpetual Energy Inc.
8.75%, 03/15/18 (Call 03/15/15)[a]	CAD	50	45,105
Postmedia Network Inc.
8.25%, 08/16/17 (Call 08/16/15)[b]	CAD	136	127,527
Precision Drilling Corp.
6.50%, 03/15/19 (Call 03/15/15)	CAD	100	96,132
Quebecor Media Inc.
6.63%, 01/15/23[b]	CAD	400	374,504
7.38%, 01/15/21 (Call 01/15/16)	CAD	150	149,153
River Cree Enterprises LP
11.00%, 01/20/21 (Call 01/20/18)[b]	CAD	100	96,360
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)	CAD	100	94,537
6.00%, 04/19/22 (Call 04/19/17)[b]	CAD	50	47,269

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

Southern Pacific Resource Corp.
8.75%, 01/25/18 (Call 01/25/15)[b]	CAD	50	$34,170
Tervita Corp.
9.00%, 11/15/18 (Call 11/15/15)[b]	CAD	125	114,470
Trident Exploration Corp.
8.25%, 04/13/18 (Call 04/13/15)	CAD	100	83,831
Trilogy Energy Corp.
7.25%, 12/13/19 (Call 12/13/15)[b]	CAD	150	144,198
Vermilion Energy Inc.
6.50%, 02/10/16 (Call 05/30/14)	CAD	100	94,082
Videotron Ltee
5.63%, 06/15/25 (Call 03/15/25)	CAD	175	158,982
6.88%, 07/15/21 (Call 06/15/16)	CAD	225	226,594
YPG Financing Inc.
9.25%, 11/30/18 (Call 05/30/14)[b]	CAD	285	274,866

			5,920,156
FINLAND — 0.98%
Nokia OYJ
6.75%, 02/04/19[a]	EUR	300	486,159
Stora Enso OYJ
5.00%, 03/19/18[a]	EUR	300	453,942
5.50%, 03/07/19[a]	EUR	300	463,832
UPM-Kymmene OYJ
6.63%, 01/23/17	GBP	150	275,729

			1,679,662
FRANCE — 14.09%
Alcatel-Lucent
8.50%, 01/15/16[a]	EUR	100	152,987
Banque PSA Finance SA
4.00%, 06/24/15[a]	EUR	400	569,208
4.25%, 02/25/16[a]	EUR	500	723,927
4.88%, 09/25/15[a]	EUR	300	434,248
Cegedim SA
6.75%, 04/01/20 (Call 04/01/16)[a]	EUR	200	291,709
Cerba European Lab
7.00%, 02/01/20 (Call 02/01/16)[a]	EUR	200	302,108

Security	Principal (000s)		Value

CGG SA
5.88%, 05/15/20 (Call 05/15/17)[a]	EUR	150	$214,742
Ciments Francais SA
4.75%, 04/04/17[a]	EUR	300	444,978
CMA CGM SA
8.75%, 12/15/18 (Call 12/15/15)[a]	EUR	200	286,163
8.88%, 04/15/19 (Call 04/15/15)[a]	EUR	100	143,808
Crown European Holdings SA
7.13%, 08/15/18 (Call 08/15/14)[a]	EUR	100	145,331
Darty Financement SAS
5.88%, 03/01/21 (Call 03/01/17)[a]	EUR	100	143,733
Europcar Groupe SA
9.38%, 04/15/18 (Call 05/30/14)[a]	EUR	200	297,443
11.50%, 05/15/17[a]	EUR	200	320,418
Faurecia SA
8.75%, 06/15/19 (Call 06/15/15)[a]	EUR	100	157,505
9.38%, 12/15/16[a]	EUR	300	493,594
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[c]	EUR	400	609,388
La Financiere Atalian SAS
7.25%, 01/15/20 (Call 01/15/17)[a]	EUR	100	148,624
Labco SAS
8.50%, 01/15/18 (Call 05/30/14)[a]	EUR	325	480,505
Labeyrie Fine Foods SAS
5.63%, 03/15/21 (Call 03/15/17)[a]	EUR	150	213,723
Lafarge SA
4.25%, 03/23/16	EUR	350	510,930
4.75%, 03/23/20	EUR	200	310,934
4.75%, 09/30/20[a]	EUR	350	543,285
5.38%, 06/26/17[a]	EUR	550	846,488
5.88%, 07/09/19[a]	EUR	350	568,217
6.13%, 05/28/15	EUR	150	218,795
6.25%, 04/13/18[a]	EUR	200	314,539

28	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

6.63%, 11/29/18[a]	EUR	500	$801,512
6.75%, 12/16/19[a]	EUR	300	489,071
8.88%, 11/24/16[a]	EUR	300	488,457
Loxam SAS
7.38%, 01/24/20 (Call 01/24/16)[a]	EUR	100	152,587
Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/15/16)[a]	EUR	200	291,882
Nexans SA
4.25%, 03/19/18	EUR	100	144,908
5.75%, 05/02/17	EUR	200	300,271
Novalis SAS
6.00%, 06/15/18 (Call 06/15/15)[a]	EUR	300	441,203
PagesJaunes Finance & Co.
8.88%, 06/01/18 (Call 06/01/14)[a]	EUR	200	277,199
Peugeot SA
5.00%, 10/28/16	EUR	400	588,607
5.63%, 06/29/15	EUR	50	72,379
5.63%, 07/11/17	EUR	300	450,594
6.50%, 01/18/19[a]	EUR	350	547,094
6.88%, 03/30/16[a]	EUR	200	301,066
7.38%, 03/06/18[a]	EUR	600	951,228
8.38%, 07/15/14[a]	EUR	150	210,686
Renault SA
3.13%, 03/05/21[a]	EUR	350	493,765
3.63%, 09/19/18[a]	EUR	350	514,358
4.63%, 05/25/16[a]	EUR	350	515,356
4.63%, 09/18/17[a]	EUR	400	602,912
5.63%, 06/30/15	EUR	500	726,777
5.63%, 03/22/17	EUR	250	383,398
Rexel SA
5.13%, 06/15/20 (Call 06/15/16)[a]	EUR	300	444,313
7.00%, 12/17/18 (Call 06/17/15)[a]	EUR	350	528,564
SMCP SAS
8.88%, 06/15/20 (Call 06/15/16)[a]	EUR	200	308,509
SPCM SA
5.50%, 06/15/20 (Call 06/15/16)[a]	EUR	200	299,855

Security	Principal (000s)		Value

Tereos Finance Groupe I
4.25%, 03/04/20 (Call 03/04/19)	EUR	300	$422,246
Wendel SA
3.75%, 01/21/21[a]	EUR	200	288,582
4.38%, 08/09/17	EUR	300	447,509
4.88%, 09/21/15	EUR	250	363,056
4.88%, 05/26/16	EUR	300	443,691
5.88%, 09/17/19[a]	EUR	300	480,980
6.75%, 04/20/18	EUR	300	486,783

			24,146,728
GERMANY — 10.82%
Bayerische Landbank
5.75%, 10/23/17	EUR	400	618,156
Brenntag Finance BV
5.50%, 07/19/18[a]	EUR	200	314,125
CeramTec Group GmbH
8.25%, 08/15/21 (Call 08/15/16)[a]	EUR	200	304,181
Commerzbank AG
6.38%, 03/22/19	EUR	800	1,281,171
7.75%, 03/16/21	EUR	700	1,183,385
Deutsche Lufthansa AG
6.50%, 07/07/16	EUR	400	617,164
Deutsche Raststaetten Gruppe IV GmbH
6.75%, 12/30/20 (Call 12/30/16)[a]	EUR	200	300,535
FMC Finance VI SA
5.50%, 07/15/16[a]	EUR	100	151,349
Franz Haniel & Cie GmbH
5.88%, 02/01/17	EUR	150	233,044
FTE Verwaltungs GmbH
9.00%, 07/15/20 (Call 07/15/16)[a]	EUR	100	154,190
Gerresheimer AG
5.00%, 05/19/18[a]	EUR	175	272,431
Hapag-Lloyd AG
7.75%, 10/01/18 (Call 10/01/15)[a]	EUR	200	297,720
9.00%, 10/15/15 (Call 10/15/14)[a]	EUR	159	230,962
Heckler & Koch GmbH
9.50%, 05/15/18 (Call 05/30/14)[a]	EUR	200	292,701

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

Heidelberger Druckmaschinen AG
9.25%, 04/15/18 (Call 05/30/14)[a]	EUR	150	$218,936
Hornbach Baumarkt AG
3.88%, 02/15/20[a]	EUR	100	146,641
KM Germany Holdings GmbH
8.75%, 12/15/20 (Call 12/15/15)[a]	EUR	200	313,027
KP Germany Erste GmbH
11.63%, 07/15/17 (Call 01/15/15)[a]	EUR	100	158,048
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	200	308,557
Orion Engineered Carbons Bondco GmbH
10.00%, 06/15/18 (Call 06/15/14)[a]	EUR	90	134,919
Rheinmetall AG
4.00%, 09/22/17	EUR	250	378,008
SGL Carbon SE
4.88%, 01/15/21 (Call 01/15/17)[a]	EUR	100	142,835
Styrolution Group GmbH
7.63%, 05/15/16 (Call 05/30/14)[a]	EUR	225	321,411
Techem Energy Metering Service GmbH & Co. KG
6.13%, 10/01/19 (Call 10/01/15)[a]	EUR	200	302,129
7.88%, 10/01/20 (Call 10/01/16)[a]	EUR	200	311,816
ThyssenKrupp AG
3.13%, 10/25/19 (Call 07/25/19)[a]	EUR	700	985,362
4.00%, 08/27/18	EUR	700	1,020,569
4.38%, 03/18/15	EUR	200	284,553
4.38%, 02/28/17	EUR	700	1,027,364
ThyssenKrupp Finance Nederland BV
8.50%, 02/25/16	EUR	500	777,057
Trionista Holdco GmbH
5.00%, 04/30/20 (Call 04/30/16)[a]	EUR	200	290,031

Security	Principal (000s)		Value

Trionista TopCo GmbH
6.88%, 04/30/21 (Call 04/30/16)[a]	EUR	300	$451,405
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.13%, 01/21/23 (Call 01/21/18)[a]	EUR	300	439,404
5.50%, 09/15/22 (Call 09/15/17)[a]	EUR	350	518,252
5.63%, 04/15/23 (Call 04/15/18)[a]	EUR	250	373,727
5.75%, 01/15/23 (Call 01/15/18)[a]	EUR	300	448,743
7.50%, 03/15/19 (Call 03/15/15)[a]	EUR	400	596,590
Unitymedia KabelBW GmbH
9.50%, 03/15/21 (Call 03/15/16)[a]	EUR	300	479,410
9.63%, 12/01/19 (Call 12/01/14)[a]	EUR	300	451,682
UPCB Finance II Ltd.
6.38%, 07/01/20 (Call 07/01/15)[a]	EUR	300	444,042
UPCB Finance Ltd.
7.63%, 01/15/20 (Call 01/15/15)[a]	EUR	450	666,604
WEPA Hygieneprodukte GmbH
6.50%, 05/15/20 (Call 05/15/16)[a]	EUR	200	304,604

			18,546,840
GREECE — 0.88%
Frigoglass Finance BV
8.25%, 05/15/18 (Call 05/15/15)[a]	EUR	100	147,252
OTE PLC
4.63%, 05/20/16	EUR	300	431,615
7.25%, 02/12/15[a]	EUR	250	360,156
7.88%, 02/07/18[a]	EUR	350	565,244

			1,504,267
IRELAND — 3.23%
AG Spring Finance Ltd.
7.50%, 06/01/18 (Call 06/01/15)[a]	EUR	200	287,016

30	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

Allied Irish Banks PLC
2.75%, 04/16/19[a]	EUR	150	$208,240
2.88%, 11/28/16[a]	EUR	200	282,483
5.63%, 11/12/14[a]	EUR	100	141,421
Ardagh Glass Finance PLC
7.13%, 06/15/17 (Call 06/15/14)[a]	EUR	250	351,132
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[a]	EUR	400	584,763
9.25%, 10/15/20 (Call 10/15/15)[a]	EUR	200	307,828
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
7.38%, 10/15/17 (Call 10/15/14)[a]	EUR	200	292,382
Eircom Finance Ltd.
9.25%, 05/15/20 (Call 05/15/16)[a]	EUR	200	308,001
Governor & Co. of the Bank of Ireland (The)
2.75%, 06/05/16	EUR	250	353,306
3.25%, 01/15/19[a]	EUR	450	643,807
10.00%, 12/19/22[a]	EUR	100	175,861
Nara Cable Funding II Ltd.
8.50%, 03/01/20 (Call 03/01/16)[a]	EUR	250	414,890
Ono Finance II PLC
11.13%, 07/15/19 (Call 05/30/14)[a]	EUR	100	154,836
Rottapharm Ltd.
6.13%, 11/15/19 (Call 11/15/15)[a]	EUR	200	297,775
Smurfit Kappa Acquisitions
4.13%, 01/30/20[a]	EUR	200	293,955
7.75%, 11/15/19 (Call 11/15/14)[a]	EUR	300	444,042

			5,541,738
ITALY — 14.24%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[a]	EUR	400	600,029

Security	Principal (000s)		Value

Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[a]	EUR	600	$848,551
4.88%, 05/31/16	EUR	150	208,830
5.00%, 04/21/20[a]	EUR	400	563,502
5.60%, 09/09/20	EUR	200	287,578
Series 1
7.25%, 07/10/15[a]	EUR	500	733,092
Banca Piccolo Credito Valtellinese Scarl
4.00%, 07/24/15[a]	EUR	200	282,884
Banca Popolare di Milano Scarl
4.00%, 01/22/16[a]	EUR	650	926,104
4.25%, 01/30/19[a]	EUR	300	436,946
7.13%, 03/01/21[a]	EUR	200	309,478
Banca Popolare di Vicenza
3.50%, 01/20/17[a]	EUR	300	421,889
5.00%, 10/25/18[a]	EUR	100	146,629
6.75%, 02/27/15[a]	EUR	150	215,339
Banco Popolare
3.50%, 03/14/19[a]	EUR	750	1,063,653
3.75%, 01/28/16[a]	EUR	800	1,142,725
5.47%, 11/12/16[a]	EUR	100	147,148
6.00%, 11/05/20[a]	EUR	600	893,840
Buzzi Unicem SpA
5.13%, 12/09/16[a]	EUR	200	298,715
6.25%, 09/28/18[a]	EUR	200	313,395
Cerved Group SpA
6.38%, 01/15/20 (Call 01/15/16)[a]	EUR	100	150,541
Enel SpA
5.00%, 01/15/75 (Call 01/15/20)[a,c]	EUR	600	869,366
6.50%, 01/10/74 (Call 01/10/19)[a,c]	EUR	600	916,162
Fiat Finance North America Inc.
5.63%, 06/12/17	EUR	450	670,681
GTECH SpA
8.25%, 03/31/66 (Call 03/31/16)[a,c]	EUR	350	527,149
Intesa Sanpaolo SpA
6.63%, 09/13/23[a]	EUR	375	620,569
Italcementi Finance SA
6.13%, 02/21/18[a]	EUR	300	467,128
6.63%, 03/19/20[a,d]	EUR	350	558,033

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

IVS F SpA
7.13%, 04/01/20 (Call 04/01/16)[a]	EUR	100	$148,201
Manutencoop Facility Management SpA
8.50%, 08/01/20 (Call 08/01/16)[a]	EUR	200	308,001
Salini Costruttori SpA
6.13%, 08/01/18	EUR	200	303,847
Sisal Holding Istituto di Pagamento SpA
7.25%, 09/30/17 (Call 11/01/14)[a]	EUR	100	143,397
Snai SpA
7.63%, 06/15/18 (Call 12/15/15)[a]	EUR	300	445,363
TeamSystem Holding SpA
7.38%, 05/15/20	EUR	165	243,079
7.38%, 05/15/20 (Call 05/15/16)[a]	EUR	100	147,335
Telecom Italia SpA
4.00%, 01/21/20[a]	EUR	300	433,732
4.50%, 09/20/17[a]	EUR	550	817,833
4.50%, 01/25/21[a]	EUR	500	732,515
4.75%, 05/25/18[a]	EUR	150	224,804
4.88%, 09/25/20[a]	EUR	250	373,726
5.13%, 01/25/16[a]	EUR	150	220,449
5.25%, 02/10/22[a]	EUR	100	151,033
5.38%, 01/29/19	EUR	400	617,645
5.63%, 12/29/15	GBP	100	178,123
6.13%, 12/14/18	EUR	250	396,142
6.38%, 06/24/19	GBP	200	367,263
7.00%, 01/20/17[a]	EUR	200	312,985
8.25%, 03/21/16	EUR	150	233,041
UniCredit SpA
3.95%, 02/01/16	EUR	450	641,059
5.00%, 02/01/16	GBP	150	261,514
6.70%, 06/05/18	EUR	450	695,701
Unipol Gruppo Finanziario SpA
4.38%, 03/05/21[a]	EUR	270	391,336
5.00%, 01/11/17[a]	EUR	200	295,784
Veneto Banca SCPA
4.00%, 01/20/17[a]	EUR	300	422,437
4.25%, 01/18/16[a]	EUR	200	282,580

			24,408,881

Security	Principal (000s)		Value

JAPAN — 0.30%
SoftBank Corp.
4.63%, 04/15/20[a]	EUR	350	$516,836

			516,836
JERSEY — 0.10%
Hastings Insurance Group Finance PLC
8.00%, 10/21/20 (Call 10/30/16)[b]	GBP	100	175,609

			175,609
LUXEMBOURG — 15.33%
Altice SA
7.25%, 05/15/22 (Call 05/15/17)[a]	EUR	100	144,358
ArcelorMittal SA
3.00%, 03/25/19[a]	EUR	400	558,363
5.75%, 03/29/18[a]	EUR	300	463,385
5.88%, 11/17/17[a]	EUR	550	849,729
10.63%, 06/03/16	EUR	550	897,678
Befesa Zinc SAU via Zinc Capital SA
8.88%, 05/15/18 (Call 05/30/14)[a]	EUR	100	148,083
Bormioli Rocco Holdings SA
10.00%, 08/01/18 (Call 08/01/14)[a]	EUR	100	149,941
Cabot Financial Luxembourg SA
10.38%, 10/01/19 (Call 10/01/15)[b]	GBP	100	191,228
Capsugel FinanceCo SCA
9.88%, 08/01/19 (Call 08/01/14)[a]	EUR	100	151,841
Clariant Finance Luxembourg SA
5.63%, 01/24/17	EUR	250	385,089
CNH Industrial Finance Europe SA
2.75%, 03/18/19[a]	EUR	500	693,941
6.25%, 03/09/18[a]	EUR	650	1,024,879
ConvaTec Healthcare E SA
7.38%, 12/15/17 (Call 05/30/14)[a]	EUR	150	219,572
10.88%, 12/15/18 (Call 12/15/14)[a]	EUR	100	152,984

32	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

Elior Finance & Co. SCA
6.50%, 05/01/20 (Call 05/01/16)[a]	EUR	200	$304,881
Fiat Finance & Trade SA
4.75%, 03/22/21[a]	EUR	350	505,262
6.38%, 04/01/16[a]	EUR	400	593,582
6.63%, 03/15/18[a]	EUR	550	851,255
6.75%, 10/14/19[a]	EUR	550	871,259
7.00%, 03/23/17[a]	EUR	400	618,364
7.38%, 07/09/18	EUR	200	318,976
7.75%, 10/17/16[a]	EUR	450	697,386
Findus Bondco SA
9.13%, 07/01/18 (Call 07/01/15)[a]	EUR	100	151,661
Finmeccanica Finance SA
4.50%, 01/19/21	EUR	500	725,165
8.00%, 12/16/19	GBP	250	494,031
FMC Finance VII SA
5.25%, 02/15/21[a]	EUR	200	314,081
FMC Finance VIII SA
5.25%, 07/31/19[a]	EUR	100	156,347
6.50%, 09/15/18[a]	EUR	250	409,067
Gategroup Finance Luxembourg SA
6.75%, 03/01/19 (Call 03/01/15)[a]	EUR	100	149,574
GCS Holdco Finance I SA
6.50%, 11/15/18 (Call 11/15/15)[a]	EUR	200	292,922
Geo Debt Finance SCA
7.50%, 08/01/18 (Call 02/01/15)[a]	EUR	200	294,482
Gestamp Funding Luxembourg SA
5.88%, 05/31/20 (Call 05/31/16)[a]	EUR	300	444,406
HeidelbergCement Finance Luxembourg SA
2.25%, 03/12/19[a]	EUR	350	479,711
3.25%, 10/21/20[a]	EUR	100	142,097
3.25%, 10/21/21[a]	EUR	300	419,604
4.00%, 03/08/16[a]	EUR	250	362,149
6.50%, 08/03/15[a]	EUR	150	221,209
6.75%, 12/15/15[a]	EUR	400	601,288
7.50%, 04/03/20	EUR	400	687,728
8.00%, 01/31/17[a]	EUR	500	805,221

Security	Principal (000s)		Value

8.50%, 10/31/19[a]	EUR	350	$624,005
9.50%, 12/15/18[a]	EUR	200	359,844
Ineos Group Holdings SA
5.75%, 02/15/19 (Call 02/15/16)[a]	EUR	300	426,894
6.50%, 08/15/18 (Call 05/15/15)[a]	EUR	350	511,086
Intralot Finance Luxembourg SA
9.75%, 08/15/18 (Call 08/15/16)[a]	EUR	200	313,027
KION Finance SA
6.75%, 02/15/20 (Call 02/15/16)[a]	EUR	200	305,027
Magnolia BC SA
9.00%, 08/01/20 (Call 08/01/16)[a]	EUR	200	296,435
Ontex IV SA
7.50%, 04/15/18 (Call 05/30/14)[a]	EUR	100	144,437
Picard Bondco SA
9.00%, 10/01/18 (Call 10/01/14)[a]	EUR	100	148,281
S&B Minerals Finance SCA/S&B Industrial Minerals North America Inc.
9.25%, 08/15/20 (Call 08/15/16)[a]	EUR	100	157,179
Servus Luxembourg Holding SCA
7.75%, 06/15/18 (Call 06/15/15)[a]	EUR	200	299,287
Spie BondCo 3 SCA
11.00%, 08/15/19 (Call 08/15/15)[a]	EUR	200	316,161
Sunrise Communications International SA
7.00%, 12/31/17 (Call 05/30/14)[a]	EUR	200	292,571
Takko Luxembourg 2 SCA
9.88%, 04/15/19 (Call 04/15/16)[a]	EUR	200	258,601
Telenet Finance III Luxembourg SCA
6.63%, 02/15/21 (Call 02/15/16)[a]	EUR	200	298,806

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

Telenet Finance Luxembourg SCA
6.38%, 11/15/20 (Call 11/15/15)[a]	EUR	200	$297,299
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[a]	EUR	200	301,228
6.75%, 08/15/24 (Call 08/15/18)[a]	EUR	200	305,748
Wind Acquisition Holdings Finance SA
7.00%, 04/23/21 (Call 04/23/17)[a]	EUR	950	1,361,744
7.38%, 02/15/18 (Call 05/30/14)[a]	EUR	800	1,171,209
Xefin Lux SCA
8.00%, 06/01/18 (Call 06/01/14)[a]	EUR	100	147,356

			26,279,004
NETHERLANDS — 10.53%
Carlson Wagonlit BV
7.50%, 06/15/19 (Call 06/15/15)[a]	EUR	100	150,527
Deutsche Annington Finance BV
4.63%, 04/08/74 (Call 04/08/19)[a,c]	EUR	400	554,980
EDP Finance BV
2.63%, 04/15/19	EUR	350	484,686
3.75%, 06/22/15	EUR	400	569,178
4.13%, 06/29/20	EUR	100	147,321
4.13%, 01/20/21[a]	EUR	250	367,852
4.63%, 06/13/16	EUR	200	294,461
4.75%, 09/26/16[a]	EUR	400	594,150
4.88%, 09/14/20	EUR	500	766,068
5.75%, 09/21/17[a]	EUR	500	774,717
5.88%, 02/01/16[a]	EUR	450	671,929
Fresenius Finance BV
2.38%, 02/01/19[a]	EUR	100	141,442
2.88%, 07/15/20[a]	EUR	450	640,550
3.00%, 02/01/21[a]	EUR	200	282,301
4.00%, 02/01/24[a]	EUR	200	288,097
4.25%, 04/15/19[a]	EUR	300	457,104
Goodyear Dunlop Tires Europe BV
6.75%, 04/15/19 (Call 04/15/15)[a]	EUR	100	148,823

Security	Principal (000s)		Value

Grupo Isolux Corsan Finance BV
6.63%, 04/15/21 (Call 04/15/17)[a]	EUR	350	$488,083
HeidelbergCement Finance BV
5.63%, 01/04/18	EUR	300	466,504
Hertz Holdings Netherlands BV
4.38%, 01/15/19[a]	EUR	200	284,984
InterXion Holding NV
6.00%, 07/15/20[a]	EUR	300	443,973
Nokia Siemens Networks Finance BV
6.75%, 04/15/18 (Call 04/15/15)[a]	EUR	200	298,455
7.13%, 04/15/20 (Call 04/15/16)[a]	EUR	200	317,506
OI European Group BV
4.88%, 03/31/21[a]	EUR	200	297,704
6.75%, 09/15/20[a]	EUR	200	327,920
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[a]	EUR	100	136,547
PortAventura Entertainment Barcelona BV
7.25%, 12/01/20 (Call 12/01/16)[a]	EUR	200	291,938
Portugal Telecom International Finance BV
4.38%, 03/24/17	EUR	350	516,836
4.63%, 05/08/20[a]	EUR	500	739,221
5.00%, 11/04/19[a]	EUR	450	679,582
5.63%, 02/08/16[a]	EUR	300	445,290
5.88%, 04/17/18[a]	EUR	450	696,887
Refresco Gerber BV
7.38%, 05/15/18 (Call 05/30/14)[a]	EUR	200	293,412
Schaeffler Finance BV
4.25%, 05/15/18 (Call 05/15/15)[a]	EUR	300	432,853
6.75%, 07/01/17 (Call 07/01/14)[a]	EUR	200	292,909
7.75%, 02/15/17[a]	EUR	450	720,269
8.75%, 02/15/19 (Call 02/15/15)[a]	EUR	250	388,710
SNS BANK NV
6.25%, 10/26/20[e,f]	EUR	50	—

34	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

Stork Technical Services Holdings BV
11.00%, 08/15/17 (Call 02/15/15)[a]	EUR	200	$294,711
Univeg Holding BV
7.88%, 11/15/20 (Call 11/15/16)[a]	EUR	200	286,332
UPC Holding BV
6.38%, 09/15/22 (Call 09/15/17)[a]	EUR	300	445,623
6.75%, 03/15/23 (Call 03/15/18)[a]	EUR	200	300,548
8.38%, 08/15/20 (Call 08/15/15)[a]	EUR	300	455,849
Ziggo Bond Co. BV
8.00%, 05/15/18 (Call 05/30/14)[a]	EUR	250	372,635

			18,049,467
NORWAY — 0.08%
Norske Skogindustrier ASA
7.00%, 06/26/17[a]	EUR	150	141,782

			141,782
PORTUGAL — 2.44%
Banco Comercial Portugues SA
3.38%, 02/27/17[a]	EUR	300	423,497
Banco Espirito Santo SA
3.88%, 01/21/15	EUR	150	210,833
4.00%, 01/21/19[a]	EUR	400	573,031
4.75%, 01/15/18[a]	EUR	200	294,612
5.88%, 11/09/15[a]	EUR	400	585,723
7.13%, 11/28/23 (Call 11/28/18)[a,c]	EUR	400	594,483
Brisa Concessao Rodoviaria SA
3.88%, 04/01/21[a]	EUR	100	141,428
4.50%, 12/05/16	EUR	400	591,031
6.88%, 04/02/18[a]	EUR	200	316,653
Espirito Santo Financial Group SA
6.88%, 10/21/19	EUR	200	291,175
Portucel SA
5.38%, 05/15/20 (Call 05/15/16)[a]	EUR	100	150,445

			4,172,911

Security	Principal (000s)		Value

SPAIN — 5.82%
Abengoa Finance SAU
6.00%, 03/31/21[a]	EUR	300	$422,745
8.88%, 02/05/18[a]	EUR	200	313,152
Abengoa SA
8.50%, 03/31/16	EUR	200	303,336
9.63%, 02/25/15[a]	EUR	200	293,602
Almirall SA
4.63%, 04/01/21	EUR	200	283,217
Banco de Sabadell SA
2.50%, 12/05/16	EUR	400	565,404
6.25%, 04/26/20	EUR	200	307,789
Bankia SA
3.50%, 01/17/19[a]	EUR	600	863,445
4.38%, 02/14/17	EUR	200	295,647
Bankinter SA
6.38%, 09/11/19	EUR	150	236,961
BPE Financiaciones SA
2.50%, 02/01/17	EUR	500	699,706
2.88%, 05/19/16	EUR	600	847,988
4.00%, 07/17/15[a]	EUR	200	285,056
CaixaBank SA
5.00%, 11/14/23 (Call 11/14/18)[a,c]	EUR	400	595,869
Campofrio Food Group SA
8.25%, 10/31/16 (Call 05/30/14)[a]	EUR	125	180,823
Cirsa Funding Luxembourg SA
8.75%, 05/15/18 (Call 05/30/14)[a]	EUR	350	505,723
Ence Energia y Celulosa SA
7.25%, 02/15/20 (Call 02/15/16)[a]	EUR	100	148,801
Inaer Aviation Finance Ltd.
9.50%, 08/01/17 (Call 08/01/14)[a]	EUR	200	294,995
Mapfre SA
5.13%, 11/16/15	EUR	200	294,553
5.92%, 07/24/37 (Call 07/24/17)[c]	EUR	200	294,718
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 05/30/14)[a]	EUR	550	824,869

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

NH Hoteles SA
6.88%, 11/15/19 (Call 11/15/17)[a]	EUR	100	$150,454
Obrascon Huarte Lain SA
4.75%, 03/15/22 (Call 03/15/18)[a]	EUR	250	350,017
7.63%, 03/15/20 (Call 03/15/16)[a]	EUR	200	310,864
8.75%, 03/15/18 (Call 03/15/15)[a]	EUR	200	304,694

			9,974,428
SWEDEN — 1.04%
Norcell Sweden Holding 2 AB
10.75%, 09/29/19 (Call 11/14/15)[a]	EUR	100	157,900
Perstorp Holding AB
9.00%, 05/15/17 (Call 05/15/15)[a]	EUR	100	151,625
SSAB AB
3.88%, 04/10/19[a]	EUR	200	278,752
Stena AB
6.13%, 02/01/17[a]	EUR	200	299,298
Unilabs Subholding AB
8.50%, 07/15/18 (Call 07/15/15)[a]	EUR	200	293,442
Verisure Holding AB
8.75%, 09/01/18 (Call 09/01/14)[a]	EUR	300	451,863
8.75%, 12/01/18 (Call 12/01/14)[a]	EUR	100	150,454

			1,783,334
SWITZERLAND — 0.35%
Sunrise Communications Holdings SA
8.50%, 12/31/18 (Call 12/31/14)[a]	EUR	400	598,999

			598,999
UNITED KINGDOM — 10.29%
AA Bond Co. Ltd.
9.50%, 07/31/43 (Call 01/31/16)[a]	GBP	400	759,848

Security	Principal (000s)		Value

Algeco Scotsman Global Finance PLC
9.00%, 10/15/18 (Call 10/15/15)[a]	EUR	100	$150,327
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/16)[a]	GBP	300	580,017
Aston Martin Capital Ltd.
9.25%, 07/15/18 (Call 07/15/14)[b]	GBP	100	181,519
Bakkavor Finance (2) PLC
8.25%, 02/15/18 (Call 02/15/15)[b]	GBP	200	358,817
Boparan Finance PLC
9.75%, 04/30/18 (Call 05/30/14)[a]	EUR	250	372,358
9.88%, 04/30/18 (Call 05/30/14)[b]	GBP	200	363,477
British Airways PLC
8.75%, 08/23/16	GBP	175	332,784
Care UK
9.75%, 08/01/17 (Call 08/01/14)[b]	GBP	150	268,740
Co-Operative Bank PLC
2.38%, 10/23/15[a]	EUR	200	267,673
5.13%, 09/20/17	GBP	200	327,579
Co-Operative Group Ltd.
6.88%, 07/08/20[a,d]	GBP	100	169,699
EC Finance PLC
9.75%, 08/01/17 (Call 08/01/14)[a]	EUR	200	296,000
Eco-Bat Finance PLC
7.75%, 02/15/17 (Call 05/30/14)[a]	EUR	100	143,681
Elli Finance UK PLC
8.75%, 06/15/19 (Call 06/15/15)[b]	GBP	200	374,453
Gala Group Finance PLC
8.88%, 09/01/18 (Call 06/01/14)[b]	GBP	350	627,930
Infinis PLC
7.00%, 02/15/19 (Call 02/15/16)[b]	GBP	200	365,571

36	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

International Personal Finance PLC
5.75%, 04/07/21	EUR	150	$210,842
Jaguar Land Rover Automotive PLC
5.00%, 02/15/22[a]	GBP	300	516,696
8.25%, 03/15/20 (Call 03/15/16)[b]	GBP	200	380,768
Kerling PLC
10.63%, 02/01/17 (Call 05/30/14)[a]	EUR	350	514,588
Matalan Finance PLC
8.88%, 04/29/16 (Call 05/30/14)[b]	GBP	100	173,076
NBG Finance PLC
4.38%, 04/30/19[a]	EUR	200	273,705
New Look Bondco I PLC
8.75%, 05/14/18 (Call 05/14/15)[a]	GBP	300	544,557
Odeon & UCI Finco PLC
9.00%, 08/01/18 (Call 08/01/14)[b]	GBP	300	534,177
Phones4u Finance PLC
9.50%, 04/01/18 (Call 05/30/14)[b]	GBP	200	352,907
Piraeus Group Finance PLC
5.00%, 03/27/17[a]	EUR	300	430,482
PPC Finance PLC
5.50%, 05/01/19	EUR	100	138,655
Premier Foods Finance PLC
6.50%, 03/15/21 (Call 03/15/17)[b]	GBP	150	259,615
Priory Group No. 3 PLC
7.00%, 02/15/18 (Call 05/30/14)[b]	GBP	325	578,962
R & R Ice Cream PLC
8.38%, 11/15/17 (Call 05/30/14)[a]	EUR	100	147,335
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[a,c]	EUR	350	519,101
Royal Bank of Scotland Group PLC
3.63%, 03/25/24 (Call 03/25/19)[a,c]	EUR	500	689,345
4.63%, 09/22/21 (Call 09/22/16)[c]	EUR	550	774,518

Security	Principal (000s)		Value

Thomas Cook Finance PLC
7.75%, 06/15/20 (Call 06/15/16)[a]	EUR	300	$461,222
Thomas Cook Group PLC
6.75%, 06/22/15	EUR	150	217,831
7.75%, 06/22/17	GBP	150	281,144
Towergate Finance PLC
10.50%, 02/15/19 (Call 02/15/15)[b]	GBP	100	176,453
Virgin Media Finance PLC
7.00%, 04/15/23 (Call 04/15/18)[a]	GBP	100	180,675
8.88%, 10/15/19 (Call 10/15/14)	GBP	100	180,070
Virgin Media Secured Finance PLC
5.50%, 01/15/21	GBP	300	525,561
5.50%, 01/15/25 (Call 01/15/19)[a]	GBP	100	168,855
6.00%, 04/15/21 (Call 04/15/17)[a]	GBP	600	1,063,787
6.00%, 04/15/21 (Call 04/15/17)[b]	GBP	100	177,298
6.25%, 03/28/29 (Call 01/15/21)[a]	GBP	200	343,620
Viridian Group
11.13%, 04/01/17 (Call 04/01/15)[a]	EUR	91	140,527
Vougeot Bidco PLC
7.88%, 07/15/20 (Call 07/15/16)[b]	GBP	100	184,052
7.88%, 07/15/20 (Call 07/15/16)[a]	GBP	100	184,082
William Hill PLC
7.13%, 11/11/16	GBP	200	373,170

			17,638,149
UNITED STATES — 0.93%
Allied Nevada Gold Corp.
8.75%, 06/01/19 (Call 06/01/16)[b]	CAD	175	122,785
Axalta Coating Systems U.S. Holdings Inc./Axalta Coating Systems Dutch Holding BV
5.75%, 02/01/21 (Call 02/01/16)[a]	EUR	100	148,934

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL EX USD HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal or Shares (000s)		Value

Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[a]	EUR	200	$285,352
Chesapeake Energy Corp.
6.25%, 01/15/17	EUR	200	304,764
Fresenius Medical Care US Finance II Inc.
8.75%, 07/15/15[a]	EUR	100	151,844
Huntsman International LLC
5.13%, 04/15/21	EUR	200	289,123
Iron Mountain Inc.
6.75%, 10/15/18 (Call 05/14/14)	EUR	100	139,889
Levi Strauss & Co.
7.75%, 05/15/18 (Call 05/30/14)	EUR	100	144,247

			1,586,938

TOTAL CORPORATE BONDS & NOTES
(Cost: $156,805,444)			163,751,743

FOREIGN AGENCY OBLIGATIONS — 0.43%

PORTUGAL — 0.43%
Caixa Geral de Depositos SA
5.63%, 12/04/15[a]	EUR	500	734,213

			734,213

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $714,290)			734,213

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[g,h]		44	44,239

			44,239

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,239)			44,239

Value

TOTAL INVESTMENTS IN SECURITIES — 96.01%
(Cost: $157,563,973)	$164,530,195
Other Assets, Less Liabilities — 3.99%	6,845,489

NET ASSETS — 100.00%	$171,375,684

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Variable rate security. Rate shown is as of report date.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[f]	Issuer is in default of interest payments.
[g]	Affiliated issuer. See Note 2.
[h]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

38	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

CORPORATE BONDS & NOTES — 97.33%

AUSTRALIA — 0.52%
FMG Resources (August 2006) Pty Ltd.
6.88%, 02/01/18 (Call 06/02/14)[a]	USD	250	$263,750
6.88%, 04/01/22 (Call 04/01/17)[a,b]	USD	100	107,250
8.25%, 11/01/19 (Call 11/01/15)[a,b]	USD	100	109,750

			480,750
BELGIUM — 0.17%
Barry Callebaut Services NV
5.63%, 06/15/21[c]	EUR	100	158,247

			158,247
CANADA — 3.04%
Air Canada
7.63%, 10/01/19 (Call 10/01/16)[a]	CAD	50	48,976
7.75%, 04/15/21[a]	USD	25	25,312
Armtec Holdings Ltd.
8.88%, 09/22/17 (Call 05/30/14)	CAD	6	4,073
Athabasca Oil Corp.
7.50%, 11/19/17 (Call 11/19/14)[c]	CAD	100	92,715
Baytex Energy Corp.
6.63%, 07/19/22 (Call 07/19/17)	CAD	50	47,952
Bombardier Inc.
6.00%, 10/15/22 (Call 04/15/17)[a]	USD	75	76,500
6.13%, 05/15/21[c]	EUR	100	153,107
6.13%, 01/15/23[a,b]	USD	100	102,000
7.75%, 03/15/20[a,b]	USD	150	171,000
Brookfield Residential Properties Inc.
6.13%, 07/01/22 (Call 07/01/17)[a,b]	USD	25	25,625
6.50%, 12/15/20 (Call 12/15/15)[a]	USD	100	105,500

Security	Principal (000s)		Value

Canadian Energy Services & Technology Corp.
7.38%, 04/17/20 (Call 04/17/17)	CAD	50	$48,180
Centric Health Corp.
8.63%, 04/18/18 (Call 04/18/16)	CAD	20	16,037
Corus Entertainment Inc.
4.25%, 02/11/20[c]	CAD	50	44,592
First Quantum Minerals Ltd.
6.75%, 02/15/20 (Call 02/15/17)[a]	USD	85	86,062
7.00%, 02/15/21 (Call 02/15/18)[a]	USD	85	86,275
Gateway Casinos & Entertainment Ltd.
8.50%, 11/26/20 (Call 11/26/16)[a]	CAD	50	46,016
Great Canadian Gaming Corp.
6.63%, 07/25/22 (Call 07/25/17)[a]	CAD	50	48,408
Kodiak Oil & Gas Corp.
8.13%, 12/01/19 (Call 12/01/15)	USD	50	55,407
Mattamy Group Corp.
6.88%, 11/15/20 (Call 11/15/15)[a]	CAD	50	46,357
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/30/17)[a]	USD	100	103,458
6.50%, 03/15/21 (Call 03/15/15)[a]	USD	100	105,235
7.00%, 03/31/24 (Call 09/30/18)[a]	USD	25	26,413
Newalta Corp. Series 2
7.75%, 11/14/19 (Call 11/14/15)	CAD	22	21,753
Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	USD	150	167,249
Paramount Resources Ltd.
8.25%, 12/13/17 (Call 05/30/14)	CAD	50	47,466

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

Precision Drilling Corp.
6.63%, 11/15/20 (Call 11/15/15)	USD	100	$107,036
Quebecor Media Inc.
6.63%, 01/15/23[a]	CAD	50	46,813
7.38%, 01/15/21 (Call 01/15/16)	CAD	100	99,435
Russel Metals Inc.
6.00%, 04/19/22 (Call 04/19/17)[a]	CAD	50	47,269
Tervita Corp.
8.00%, 11/15/18 (Call 11/15/15)[a]	USD	100	101,750
9.00%, 11/15/18 (Call 11/15/15)[a]	CAD	25	22,894
Trident Exploration Corp.
8.25%, 04/13/18 (Call 04/13/15)	CAD	25	20,958
Videotron Ltd.
5.38%, 06/15/24 (Call 03/15/24)[a]	USD	50	50,250
Videotron Ltee
5.00%, 07/15/22	USD	100	100,625
5.63%, 06/15/25 (Call 03/15/25)	CAD	25	22,712
VPII Escrow Corp./Valeant Pharmaceuticals International Inc.
6.75%, 08/15/18 (Call 08/15/15)[a]	USD	150	162,750
7.50%, 07/15/21 (Call 07/15/16)[a]	USD	150	166,875
YPG Financing Inc.
9.25%, 11/30/18 (Call 05/30/14)[a]	CAD	58	55,567

			2,806,602
FINLAND — 0.53%
Nokia OYJ
5.38%, 05/15/19	USD	75	80,527
6.75%, 02/04/19[c]	EUR	100	162,053
Stora Enso OYJ
5.00%, 03/19/18[c]	EUR	100	151,314

Security	Principal (000s)		Value

UPM-Kymmene OYJ
6.63%, 01/23/17	GBP	50	$91,910

			485,804
FRANCE — 4.42%
Alcatel-Lucent
8.50%, 01/15/16[c]	EUR	50	76,494
Banque PSA Finance SA
4.00%, 06/24/15[c]	EUR	200	284,604
BPCE SA
12.50%, 08/29/49 (Call 09/30/19)[a,d]	USD	100	134,000
CMA CGM SA
8.75%, 12/15/18 (Call 12/15/15)[c]	EUR	100	143,081
Credit Agricole SA
6.64%, 12/31/49 (Call 05/31/17)[a,b,d]	USD	100	105,250
Faurecia SA
9.38%, 12/15/16[c]	EUR	100	164,531
Groupama SA
7.88%, 10/27/39 (Call 10/27/19)[d]	EUR	50	76,174
La Financiere Atalian SAS
7.25%, 01/15/20 (Call 01/15/17)[c]	EUR	100	148,624
Lafarge SA
5.38%, 06/26/17[c]	EUR	200	307,814
6.63%, 11/29/18[c]	EUR	100	160,302
6.75%, 12/16/19[c]	EUR	100	163,024
8.88%, 11/24/16[c]	EUR	100	162,819
10.00%, 05/30/17[c]	GBP	50	100,899
Medi-Partenaires SAS
7.00%, 05/15/20 (Call 05/15/16)[c]	EUR	100	145,941
Nexans SA
5.75%, 05/02/17	EUR	50	75,068
Peugeot SA
5.00%, 10/28/16	EUR	100	147,152
5.63%, 06/29/15	EUR	75	108,569
5.63%, 07/11/17	EUR	50	75,099
6.88%, 03/30/16[c]	EUR	50	75,266
7.38%, 03/06/18[c]	EUR	100	158,538

40	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

Renault SA
4.63%, 05/25/16[c]	EUR	100	$147,245
4.63%, 09/18/17[c]	EUR	100	150,728
Rexel SA
5.13%, 06/15/20 (Call 06/15/16)[c]	EUR	100	148,104
6.13%, 12/15/19 (Call 12/15/15)[a]	USD	200	213,000
Societe Generale
5.92%, 12/31/49 (Call 04/05/17)[a,d]	USD	100	106,125
Tereos Finance Groupe I
4.25%, 03/04/20 (Call 03/04/19)	EUR	100	140,749
Wendel SA
4.38%, 08/09/17	EUR	150	223,754
4.88%, 05/26/16	EUR	100	147,897

			4,090,851
GERMANY — 3.79%
Commerzbank AG
7.75%, 03/16/21	EUR	200	338,110
8.13%, 09/19/23[a]	USD	200	234,260
Deutsche Lufthansa AG
6.50%, 07/07/16	EUR	100	154,291
Deutsche Raststaetten Gruppe IV GmbH
6.75%, 12/30/20 (Call 12/30/16)[c]	EUR	100	150,267
Franz Haniel & Cie GmbH
5.88%, 02/01/17	EUR	100	155,363
Hapag-Lloyd AG
9.00%, 10/15/15 (Call 10/15/14)[c]	EUR	79	115,481
Heidelberger Druckmaschinen AG
9.25%, 04/15/18 (Call 05/30/14)[c]	EUR	50	72,979
Hornbach Baumarkt AG
3.88%, 02/15/20[c]	EUR	50	73,321
Norddeutsche Landesbank Girozentrale
6.00%, 06/29/20	EUR	50	77,139

Security	Principal (000s)		Value

Orion Engineered Carbons Bondco GmbH
10.00%, 06/15/18 (Call 06/15/14)[c]	EUR	90	$134,919
Styrolution Group GmbH
7.63%, 05/15/16 (Call 05/30/14)[c]	EUR	100	142,849
Techem Energy Metering Service GmbH & Co. KG
6.13%, 10/01/19 (Call 10/01/15)[c]	EUR	100	151,064
ThyssenKrupp AG
4.00%, 08/27/18	EUR	75	109,347
4.38%, 02/28/17	EUR	100	146,766
ThyssenKrupp Finance Nederland BV
8.50%, 02/25/16	EUR	150	233,117
Trionista TopCo GmbH
6.88%, 04/30/21 (Call 04/30/16)[c]	EUR	100	150,468
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 09/15/22 (Call 09/15/17)[c]	EUR	100	148,072
5.75%, 01/15/23 (Call 01/15/18)[c]	EUR	100	149,581
7.50%, 03/15/19 (Call 03/15/15)[c]	EUR	100	149,148
UPCB Finance II Ltd.
6.38%, 07/01/20 (Call 07/01/15)[c]	EUR	100	148,014
UPCB Finance III Ltd.
6.63%, 07/01/20 (Call 07/01/15)[a]	USD	150	159,562
UPCB Finance Ltd.
7.63%, 01/15/20 (Call 01/15/15)[c]	EUR	100	148,134
UPCB Finance V Ltd.
7.25%, 11/15/21 (Call 11/15/16)[a]	USD	150	165,000

			3,507,252

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

GREECE — 0.39%
OTE PLC
4.63%, 05/20/16	EUR	150	$215,808
7.25%, 02/12/15[c]	EUR	100	144,062

			359,870
IRELAND — 1.49%
Ardagh Glass Finance PLC
7.13%, 06/15/17 (Call 06/15/14)[c]	EUR	50	70,226
Ardagh Packaging Finance PLC
7.38%, 10/15/17 (Call 10/15/14)[c]	EUR	150	219,286
9.13%, 10/15/20 (Call 10/15/15)[a]	USD	200	222,500
Governor & Co. of the Bank of Ireland (The)
2.75%, 06/05/16	EUR	100	141,323
3.25%, 01/15/19[c]	EUR	100	143,068
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 06/02/14)[a]	USD	200	215,500
Rottapharm Ltd.
6.13%, 11/15/19 (Call 11/15/15)[c]	EUR	100	148,888
Smurfit Kappa Acquisitions
4.13%, 01/30/20[c]	EUR	100	146,978
7.75%, 11/15/19 (Call 11/15/14)[c]	EUR	50	74,007

			1,381,776
ITALY — 4.70%
Astaldi SpA
7.13%, 12/01/20 (Call 12/01/16)[c]	EUR	100	150,007
Banca Monte dei Paschi di Siena SpA
3.63%, 04/01/19[c]	EUR	100	141,425
5.00%, 04/21/20[c]	EUR	100	140,875
Banca Popolare di Milano Scarl
7.13%, 03/01/21[c]	EUR	100	154,739
Banca Popolare di Vicenza
6.75%, 02/27/15[c]	EUR	100	143,559
Banco Popolare
3.50%, 03/14/19[c]	EUR	100	141,820

Security	Principal (000s)		Value

3.75%, 01/28/16[c]	EUR	200	$285,681
5.47%, 11/12/16[c]	EUR	50	73,574
6.00%, 11/05/20[c]	EUR	50	74,487
Buzzi Unicem SpA
5.13%, 12/09/16[c]	EUR	50	74,679
Enel SpA
5.00%, 01/15/75 (Call 01/15/20)[c,d]	EUR	100	144,894
6.50%, 01/10/74 (Call 01/10/19)[c,d]	EUR	100	152,694
8.75%, 09/24/73 (Call 09/24/23)[a,d]	USD	200	230,000
Fiat Finance North America Inc.
5.63%, 06/12/17	EUR	100	149,040
GTECH SpA
8.25%, 03/31/66 (Call 03/31/16)[c,d]	EUR	50	75,307
Intesa Sanpaolo SpA
6.63%, 09/13/23[c]	EUR	108	178,724
Italcementi Finance SA
6.63%, 03/19/20[c,e]	EUR	50	79,719
Manutencoop Facility Management SpA
8.50%, 08/01/20 (Call 08/01/16)[c]	EUR	100	154,001
Snai SpA
7.63%, 06/15/18 (Call 12/15/15)[c]	EUR	100	148,454
Telecom Italia SpA
4.00%, 01/21/20[c]	EUR	100	144,578
4.50%, 01/25/21[c]	EUR	100	146,503
4.75%, 05/25/18[c]	EUR	100	149,870
4.88%, 09/25/20[c]	EUR	100	149,491
5.25%, 02/10/22[c]	EUR	100	151,033
5.38%, 01/29/19	EUR	100	154,411
6.38%, 06/24/19	GBP	100	183,632
UniCredit SpA
3.95%, 02/01/16	EUR	150	213,686
6.70%, 06/05/18	EUR	50	77,300
Unipol Gruppo Finanziario SpA
4.38%, 03/05/21[c]	EUR	100	144,939
Veneto Banca SCPA
4.00%, 07/31/15[c]	EUR	100	140,486

			4,349,608

42	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

JAPAN — 0.38%
SoftBank Corp.
4.50%, 04/15/20[a]	USD	200	$200,760
4.63%, 04/15/20[c]	EUR	100	147,667

			348,427
LUXEMBOURG — 7.75%
Altice SA
7.25%, 05/15/22 (Call 05/15/17)[c]	EUR	100	144,358
ArcelorMittal SA
5.75%, 08/05/20	USD	100	105,879
5.88%, 11/17/17[c]	EUR	200	308,992
6.00%, 03/01/21[b]	USD	100	107,021
6.13%, 06/01/18[b]	USD	300	328,608
6.75%, 02/25/22	USD	50	55,381
10.35%, 06/01/19	USD	150	189,375
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II
5.63%, 12/15/16 (Call 12/15/15)[a]	USD	25	25,531
6.00%, 06/15/17 (Call 06/15/16)[a]	USD	50	51,500
CHC Helicopter SA
9.25%, 10/15/20 (Call 10/15/15)[b]	USD	90	96,426
CNH Industrial Finance Europe SA
6.25%, 03/09/18[c]	EUR	200	315,348
ConvaTec Healthcare E SA
7.38%, 12/15/17 (Call 05/30/14)[c]	EUR	100	146,381
Elior Finance & Co. SCA
6.50%, 05/01/20 (Call 05/01/16)[c]	EUR	100	152,441
Fiat Finance & Trade SA
4.75%, 03/22/21[c]	EUR	100	144,361
6.38%, 04/01/16[c]	EUR	100	148,395
6.63%, 03/15/18[c]	EUR	150	232,160
6.75%, 10/14/19[c]	EUR	100	158,411
7.75%, 10/17/16[c]	EUR	100	154,975
Finmeccanica Finance SA
4.50%, 01/19/21	EUR	100	145,033

Security	Principal (000s)		Value

FMC Finance VIII SA
5.25%, 07/31/19[c]	EUR	50	$78,174
HeidelbergCement Finance Luxembourg SA
3.25%, 10/21/21[c]	EUR	150	209,802
8.00%, 01/31/17[c]	EUR	200	322,088
8.50%, 10/31/19[c]	EUR	100	178,287
Ineos Group Holdings SA
6.50%, 08/15/18 (Call 05/15/15)[c]	EUR	100	146,024
Intelsat (Luxembourg) SA
6.75%, 06/01/18 (Call 06/01/15)	USD	100	105,750
7.75%, 06/01/21 (Call 06/01/17)	USD	100	104,250
8.13%, 06/01/23 (Call 06/01/18)	USD	100	105,000
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)[a]	USD	145	141,738
6.63%, 12/15/22 (Call 12/15/17)[a]	USD	100	103,000
6.63%, 12/15/22 (Call 12/15/17)	USD	100	103,000
7.25%, 04/01/19 (Call 04/01/15)	USD	200	214,250
7.25%, 10/15/20 (Call 10/15/15)	USD	100	108,125
7.50%, 04/01/21 (Call 04/01/16)	USD	150	164,250
KION Finance SA
6.75%, 02/15/20 (Call 02/15/16)[c]	EUR	100	152,514
Millicom International Cellular SA
6.63%, 10/15/21 (Call 10/15/17)[a]	USD	200	209,000
Nielsen Co. Luxembourg Sarl (The)
5.50%, 10/01/21 (Call 10/01/16)[a]	USD	100	104,000
NII International Telecom SCA
7.88%, 08/15/19 (Call 02/15/17)[a,b]	USD	50	35,375
11.38%, 08/15/19 (Call 02/15/17)[a]	USD	100	72,875

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

Ontex IV SA
7.50%, 04/15/18 (Call 05/30/14)[c]	EUR	100	$144,437
Pacific Drilling SA
5.38%, 06/01/20 (Call 06/01/16)[a]	USD	100	96,330
Spie BondCo 3 SCA
11.00%, 08/15/19 (Call 08/15/15)[c]	EUR	100	158,080
Telecom Italia Capital SA
5.25%, 10/01/15[b]	USD	50	52,563
7.00%, 06/04/18[b]	USD	100	114,250
Telenet Finance V Luxembourg SCA
6.25%, 08/15/22 (Call 08/15/17)[c]	EUR	100	150,614
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc.
8.75%, 02/01/19 (Call 08/01/15)	USD	75	79,901
Wind Acquisition Holdings Finance SA
7.00%, 04/23/21 (Call 04/23/17)[c]	EUR	100	143,341
7.25%, 02/15/18 (Call 06/02/14)[a]	USD	200	210,500
7.38%, 02/15/18 (Call 05/30/14)[c]	EUR	100	146,401
7.38%, 04/23/21 (Call 04/23/17)[a]	USD	200	205,500

			7,169,995
MEXICO — 0.07%
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	USD	100	29,750
8.88%, 12/15/19 (Call 12/15/14)[b]	USD	50	23,250
10.00%, 08/15/16 (Call 06/02/14)	USD	40	15,100

			68,100

Security	Principal (000s)		Value

NETHERLANDS — 3.56%
Deutsche Annington Finance BV
1.00%, 04/08/74 (Call 04/08/19)[c,d]	EUR	100	$138,745
EDP Finance BV
3.25%, 03/16/15[c]	EUR	100	140,922
3.75%, 06/22/15	EUR	100	142,295
4.13%, 01/20/21[c]	EUR	100	147,141
4.75%, 09/26/16[c]	EUR	100	148,538
4.90%, 10/01/19[a]	USD	150	156,750
5.75%, 09/21/17[c]	EUR	150	232,415
Fresenius Finance BV
4.25%, 04/15/19[c]	EUR	100	152,368
Grupo Isolux Corsan Finance BV
6.63%, 04/15/21 (Call 04/15/17)[c]	EUR	100	139,452
Nokia Siemens Networks Finance BV
6.75%, 04/15/18 (Call 04/15/15)[c]	EUR	100	149,227
NXP BV/NXP Funding LLC
3.75%, 06/01/18[a]	USD	200	199,500
OI European Group BV
6.75%, 09/15/20[c]	EUR	100	163,960
Phoenix PIB Dutch Finance BV
3.13%, 05/27/20[c]	EUR	100	136,547
Portugal Telecom International Finance BV
4.38%, 03/24/17	EUR	50	73,834
4.63%, 05/08/20[c]	EUR	100	147,844
5.00%, 11/04/19[c]	EUR	100	151,018
Schaeffler Finance BV
4.75%, 05/15/21 (Call 05/15/16)[a]	USD	200	205,500
7.75%, 02/15/17[c]	EUR	100	160,060
Sensata Technologies BV
4.88%, 10/15/23[a]	USD	25	24,500
6.50%, 05/15/19 (Call 05/15/15)[a]	USD	100	106,750
UPC Holding BV
6.75%, 03/15/23 (Call 03/15/18)[c]	EUR	100	150,274
8.38%, 08/15/20 (Call 08/15/15)[c]	EUR	50	75,975

44	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

Ziggo Bond Co. BV
8.00%, 05/15/18 (Call 05/30/14)[c]	EUR	100	$149,054

			3,292,669
NORWAY — 0.05%
Norske Skogindustrier ASA
7.00%, 06/26/17[c]	EUR	50	47,260

			47,260
PORTUGAL — 0.40%
Banco Espirito Santo SA
5.88%, 11/09/15[c]	EUR	100	146,430
7.13%, 11/28/23 (Call 11/28/18)[c,d]	EUR	100	148,621
Brisa Concessao Rodoviaria SA
4.50%, 12/05/16	EUR	50	73,879

			368,930
SINGAPORE — 0.22%
Flextronics International Ltd.
4.63%, 02/15/20	USD	200	201,000

			201,000
SPAIN — 1.82%
Abengoa SA
8.50%, 03/31/16	EUR	50	75,834
9.63%, 02/25/15[c]	EUR	50	73,400
Banco de Sabadell SA
6.25%, 04/26/20	EUR	50	76,947
Bankia SA
4.38%, 02/14/17	EUR	100	147,824
Bankinter SA
6.38%, 09/11/19	EUR	100	157,974
BBVA International Preferred SAU
5.92%, 04/29/49 (Call 04/18/17)[d]	USD	50	51,000
BPE Financiaciones SA
2.88%, 05/19/16	EUR	100	141,331
4.00%, 07/17/15[c]	EUR	100	142,528
CaixaBank SA
5.00%, 11/14/23 (Call 11/14/18)[c,d]	EUR	100	148,967
Cirsa Funding Luxembourg SA
8.75%, 05/15/18 (Call 05/30/14)[c]	EUR	50	72,246

Security	Principal (000s)		Value

Inaer Aviation Finance Ltd.
9.50%, 08/01/17 (Call 08/01/14)[c]	EUR	50	$73,749
Mapfre SA
5.13%, 11/16/15	EUR	100	147,277
5.92%, 07/24/37 (Call 07/24/17)[d]	EUR	50	73,680
Nara Cable Funding Ltd.
8.88%, 12/01/18 (Call 05/30/14)[c]	EUR	100	149,976
Obrascon Huarte Lain SA
7.38%, 04/28/15[c]	EUR	100	146,021

			1,678,754
SWEDEN — 0.16%
Verisure Holding AB
8.75%, 09/01/18 (Call 09/01/14)[c]	EUR	100	150,621

			150,621
SWITZERLAND — 0.16%
Sunrise Communications Holdings SA
8.50%, 12/31/18 (Call 12/31/14)[c]	EUR	100	149,750

			149,750
UNITED KINGDOM — 4.63%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (Call 10/15/15)[a,b]	USD	200	216,000
9.00%, 10/15/18 (Call 10/15/15)[c]	EUR	100	150,327
Arqiva Broadcast Finance PLC
9.50%, 03/31/20 (Call 03/31/16)[c]	GBP	100	193,339
Boparan Finance PLC
9.75%, 04/30/18 (Call 05/30/14)[c]	EUR	100	148,943
British Airways PLC
8.75%, 08/23/16	GBP	50	95,081
Co-Operative Bank PLC
5.13%, 09/20/17	GBP	50	81,895

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

EC Finance PLC
9.75%, 08/01/17 (Call 08/01/14)[c]	EUR	100	$148,000
Eco-Bat Finance PLC
7.75%, 02/15/17 (Call 05/30/14)[c]	EUR	100	143,681
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)[a,b]	USD	200	218,000
Infinis PLC
7.00%, 02/15/19 (Call 02/15/16)[a]	GBP	100	182,786
Jaguar Land Rover Automotive PLC
8.13%, 05/15/21 (Call 05/15/16)[a]	USD	150	170,321
8.25%, 03/15/20 (Call 03/15/16)[c]	GBP	100	190,624
Kerling PLC
10.63%, 02/01/17 (Call 05/30/14)[c]	EUR	50	73,513
Odeon & UCI Finco PLC
9.00%, 08/01/18 (Call 08/01/14)[a]	GBP	100	178,059
Phones4u Finance PLC
9.50%, 04/01/18 (Call 05/30/14)[a]	GBP	100	176,453
Priory Group No. 3 PLC
7.00%, 02/15/18 (Call 05/30/14)[a]	GBP	100	178,142
Rexam PLC
6.75%, 06/29/67 (Call 06/29/17)[c,d]	EUR	50	74,157
Royal Bank of Scotland Group PLC
1.00%, 03/25/24 (Call 03/25/19)[c,d]	EUR	100	137,869
4.63%, 09/22/21 (Call 09/22/16)[d]	EUR	100	140,821
6.00%, 12/19/23	USD	150	156,900
6.10%, 06/10/23	USD	75	79,493
6.13%, 12/15/22	USD	150	159,190
Thomas Cook Finance PLC
7.75%, 06/15/20 (Call 06/15/16)[c]	EUR	100	153,741

Security	Principal (000s)		Value

Virgin Media Finance PLC
8.38%, 10/15/19 (Call 10/15/14)	USD	100	$106,587
Virgin Media Secured Finance PLC
5.38%, 04/15/21 (Call 04/15/17)[a]	USD	200	205,000
5.50%, 01/15/21[c]	GBP	100	175,187
5.50%, 01/15/25 (Call 01/15/19)	GBP	100	168,855
6.00%, 04/15/21 (Call 04/15/17)[c]	GBP	100	177,298

			4,280,262
UNITED STATES — 59.08%
Access Midstream Partners LP/ACMP Finance Corp.
4.88%, 05/15/23 (Call 12/15/17)	USD	100	101,053
6.13%, 07/15/22 (Call 01/15/17)	USD	50	53,936
Activision Blizzard Inc.
5.63%, 09/15/21 (Call 09/15/16)[a]	USD	125	132,969
6.13%, 09/15/23 (Call 09/15/18)[a]	USD	100	108,625
ADT Corp. (The)
2.25%, 07/15/17	USD	100	99,007
3.50%, 07/15/22	USD	75	66,106
4.13%, 04/15/19	USD	75	74,968
4.13%, 06/15/23[b]	USD	50	45,131
6.25%, 10/15/21[a,b]	USD	100	103,394
Advanced Micro Devices Inc.
6.75%, 03/01/19[a]	USD	25	25,813
7.50%, 08/15/22[b]	USD	50	52,125
8.13%, 12/15/17 (Call 06/02/14)	USD	7	7,315
AES Corp. (The)
7.38%, 07/01/21 (Call 06/01/21)	USD	100	114,121
Affinion Group Inc.
7.88%, 12/15/18 (Call 12/15/14)	USD	50	46,938
Aircastle Ltd.
5.13%, 03/15/21	USD	25	25,125

46	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

6.25%, 12/01/19	USD	50	$53,875
6.75%, 04/15/17	USD	100	111,983
AK Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)[b]	USD	40	40,150
Alcatel-Lucent USA Inc.
6.75%, 11/15/20 (Call 11/15/16)[a,b]	USD	200	210,000
Alere Inc.
7.25%, 07/01/18 (Call 12/15/15)	USD	50	54,750
8.63%, 10/01/18 (Call 10/01/14)	USD	50	53,250
Aleris International Inc.
7.88%, 11/01/20 (Call 11/01/15)	USD	50	50,500
Ally Financial Inc.
3.13%, 01/15/16	USD	100	102,494
3.50%, 07/18/16[b]	USD	150	154,875
3.50%, 01/27/19	USD	100	100,250
4.63%, 06/26/15	USD	100	103,729
4.75%, 09/10/18	USD	100	106,128
5.50%, 02/15/17[b]	USD	100	108,797
6.25%, 12/01/17	USD	100	111,889
8.00%, 03/15/20	USD	250	301,250
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/02/14)	USD	100	75,750
9.75%, 04/15/18	USD	50	47,125
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	USD	100	114,960
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	USD	100	99,680
American Axle & Manufacturing Inc.
6.25%, 03/15/21 (Call 03/15/16)	USD	50	53,000
6.63%, 10/15/22 (Call 10/15/17)	USD	50	54,188
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 05/20/20 (Call 05/20/16)	USD	100	108,491

Security	Principal (000s)		Value

7.00%, 05/20/22 (Call 05/20/17)[b]	USD	100	$109,777
Amkor Technology Inc.
6.38%, 10/01/22 (Call 10/01/16)	USD	50	52,625
6.63%, 06/01/21 (Call 06/01/15)	USD	50	53,500
Antero Resources Finance Corp.
5.38%, 11/01/21 (Call 11/01/16)[a]	USD	100	102,004
6.00%, 12/01/20 (Call 12/01/15)	USD	50	53,375
APX Group Inc.
6.38%, 12/01/19 (Call 12/01/15)	USD	50	51,125
8.75%, 12/01/20 (Call 12/01/15)[b]	USD	100	102,250
ARAMARK Corp.
5.75%, 03/15/20 (Call 03/15/15)	USD	100	105,000
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)	USD	150	115,500
7.25%, 06/15/21 (Call 06/15/16)[b]	USD	50	37,500
Ashland Inc.
3.88%, 04/15/18 (Call 03/15/18)	USD	100	102,664
4.75%, 08/15/22 (Call 05/15/22)	USD	50	49,304
Athlon Holdings LP/Athlon Finance Corp.
6.00%, 05/01/22 (Call 05/01/17)[a]	USD	25	25,281
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
4.75%, 11/15/21 (Call 05/15/16)	USD	50	47,487
6.63%, 10/01/20 (Call 10/01/16)[b]	USD	100	106,028
Audatex North America Inc.
6.00%, 06/15/21 (Call 06/15/17)[a]	USD	125	134,062

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

Avaya Inc.
7.00%, 04/01/19 (Call 04/01/15)[a,b]	USD	100	$99,500
10.50%, 03/01/21 (Call 03/01/17)[a,b]	USD	100	90,750
Aviation Capital Group Corp.
3.88%, 09/27/16[a]	USD	75	77,625
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
8.25%, 01/15/19 (Call 10/15/14)	USD	57	60,877
Axiall Corp.
4.88%, 05/15/23 (Call 05/15/18)[a,b]	USD	50	48,938
B/E Aerospace Inc.
5.25%, 04/01/22 (Call 04/01/17)	USD	150	155,062
6.88%, 10/01/20 (Call 10/01/15)	USD	100	109,000
Ball Corp.
4.00%, 11/15/23	USD	100	92,625
5.75%, 05/15/21 (Call 11/15/15)	USD	100	106,000
Belden Inc.
5.50%, 04/15/23 (Call 04/15/18)[c]	EUR	100	142,676
Berry Petroleum Co. LLC
6.38%, 09/15/22 (Call 03/15/17)	USD	100	103,193
Berry Plastics Corp.
9.50%, 05/15/18 (Call 06/02/14)	USD	100	105,350
Big Heart Pet Brands
7.63%, 02/15/19 (Call 06/02/14)	USD	69	71,846
Biomet Inc.
6.50%, 08/01/20 (Call 08/01/15)	USD	125	136,719
6.50%, 10/01/20 (Call 10/01/15)	USD	50	54,438
BMC Software Inc.
8.13%, 07/15/21 (Call 07/15/16)[a]	USD	100	104,750

Security	Principal (000s)		Value

Boyd Gaming Corp.
9.13%, 12/01/18 (Call 12/01/14)[b]	USD	25	$26,821
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.88%, 04/15/22 (Call 01/15/17)	USD	50	53,978
Building Materials Corp. of America
6.75%, 05/01/21 (Call 05/01/16)[a]	USD	100	108,250
Cablevision Systems Corp.
7.75%, 04/15/18	USD	150	169,875
8.00%, 04/15/20	USD	75	86,625
Caesars Entertainment Operating Co. Inc.
8.50%, 02/15/20 (Call 02/15/16)	USD	75	64,875
9.00%, 02/15/20 (Call 02/15/16)	USD	300	261,000
10.00%, 12/15/18 (Call 06/02/14)[b]	USD	300	135,750
10.75%, 02/01/16 (Call 06/02/14)	USD	75	64,875
11.25%, 06/01/17 (Call 06/02/14)	USD	150	142,875
12.75%, 04/15/18 (Call 06/02/14)	USD	50	25,500
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.
8.00%, 10/01/20 (Call 10/01/16)[a]	USD	100	104,125
11.00%, 10/01/21 (Call 10/01/16)[a]	USD	75	78,185
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc.
9.38%, 05/01/22 (Call 05/01/17)[a,b]	USD	25	24,938
Calpine Corp.
5.88%, 01/15/24 (Call 11/01/18)[a]	USD	25	25,625

48	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

6.00%, 01/15/22 (Call 11/01/16)[a]	USD	25	$26,429
7.50%, 02/15/21 (Call 11/01/15)[a]	USD	180	196,875
7.88%, 07/31/20 (Call 07/31/15)[a]	USD	89	97,566
7.88%, 01/15/23 (Call 01/15/17)[a]	USD	100	112,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%, 04/15/21 (Call 04/15/17)[a]	USD	50	49,938
Case New Holland Industrial Inc.
7.88%, 12/01/17[b]	USD	100	117,125
CBRE Services Inc.
5.00%, 03/15/23 (Call 03/15/18)	USD	50	50,375
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 02/15/23 (Call 02/15/18)	USD	100	97,500
5.25%, 09/30/22 (Call 09/30/17)	USD	100	100,250
5.75%, 09/01/23 (Call 03/01/18)	USD	75	75,469
5.75%, 01/15/24 (Call 07/15/18)	USD	50	50,375
6.50%, 04/30/21 (Call 04/30/15)[b]	USD	150	159,562
6.63%, 01/31/22 (Call 01/31/17)	USD	100	107,250
7.00%, 01/15/19 (Call 06/02/14)[b]	USD	100	105,750
7.38%, 06/01/20 (Call 12/01/15)[b]	USD	150	164,625
CDW LLC/CDW Finance Corp.
8.50%, 04/01/19 (Call 04/01/15)	USD	100	109,125
Celanese U.S. Holdings LLC
4.63%, 11/15/22	USD	100	100,991
6.63%, 10/15/18 (Call 10/15/14)	USD	100	105,162

Security	Principal (000s)		Value

CenturyLink Inc.
Series V
5.63%, 04/01/20[c]	USD	100	$105,000
5.80%, 03/15/22	USD	100	102,375
6.00%, 04/01/17	USD	100	110,750
6.45%, 06/15/21	USD	150	161,250
Series W
6.75%, 12/01/23	USD	50	53,438
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 06/15/16)[a]	USD	125	121,563
6.38%, 09/15/20 (Call 09/15/15)[a]	USD	100	104,500
Ceridian Corp.
11.25%, 11/15/15 (Call 06/02/14)	USD	100	101,250
Ceridian HCM Holding Inc.
11.00%, 03/15/21 (Call 03/15/16)[a]	USD	50	57,750
Chaparral Energy Inc.
7.63%, 11/15/22 (Call 05/15/17)	USD	100	106,094
Chesapeake Energy Corp.
3.25%, 03/15/16 (Call 06/02/14)	USD	50	50,470
4.88%, 04/15/22 (Call 04/15/17)	USD	50	50,068
5.38%, 06/15/21 (Call 06/15/16)	USD	50	52,191
5.75%, 03/15/23[b]	USD	100	106,580
6.13%, 02/15/21	USD	100	109,216
6.25%, 01/15/17	EUR	50	76,191
6.63%, 08/15/20[b]	USD	200	224,330
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance Inc.
6.63%, 11/15/19 (Call 11/15/15)	USD	50	52,014
Chrysler Group LLC/CG Co-Issuer Inc.
8.00%, 06/15/19 (Call 06/15/15)[b]	USD	200	218,500

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

8.25%, 06/15/21 (Call 06/15/16)[a]	USD	250	$280,625
CHS/Community Health Systems Inc.
5.13%, 08/15/18 (Call 08/15/15)	USD	150	156,937
5.13%, 08/01/21 (Call 02/01/17)[a]	USD	75	75,938
6.88%, 02/01/22 (Call 02/01/18)[a]	USD	225	232,875
7.13%, 07/15/20 (Call 07/15/16)	USD	100	107,250
8.00%, 11/15/19 (Call 11/15/15)	USD	100	109,375
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)	USD	81	88,898
Cinemark USA Inc.
5.13%, 12/15/22 (Call 12/15/17)	USD	50	50,162
CIT Group Inc.
3.88%, 02/19/19	USD	50	50,780
4.25%, 08/15/17	USD	150	157,500
5.00%, 05/15/17	USD	100	107,837
5.00%, 08/15/22	USD	100	102,500
5.25%, 03/15/18	USD	150	161,062
5.38%, 05/15/20	USD	75	79,959
5.50%, 02/15/19[a]	USD	150	161,926
6.63%, 04/01/18[a]	USD	100	111,500
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/15/15)[a]	USD	100	104,000
Clean Harbors Inc.
5.13%, 06/01/21 (Call 12/01/16)	USD	100	101,750
5.25%, 08/01/20 (Call 08/01/16)	USD	100	102,500
Clear Channel Communications Inc.
9.00%, 12/15/19 (Call 07/15/15)	USD	125	133,281
9.00%, 03/01/21 (Call 03/01/16)	USD	150	159,375
11.25%, 03/01/21 (Call 03/01/16)	USD	75	84,563

Security	Principal (000s)		Value

Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)	USD	200	$213,000
Series B
7.63%, 03/15/20 (Call 03/15/15)[b]	USD	125	134,687
CNH Industrial Capital LLC
3.63%, 04/15/18	USD	100	101,875
3.88%, 11/01/15	USD	100	102,500
Commercial Metals Co.
7.35%, 08/15/18	USD	100	113,889
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)[b]	USD	100	105,184
5.50%, 04/01/23 (Call 10/01/17)	USD	100	104,409
6.50%, 01/15/22 (Call 01/15/17)	USD	100	108,838
CONSOL Energy Inc.
5.88%, 04/15/22 (Call 04/15/17)[a]	USD	100	102,753
8.00%, 04/01/17 (Call 05/15/14)	USD	150	156,330
8.25%, 04/01/20 (Call 04/01/15)	USD	100	108,682
Constellation Brands Inc.
6.00%, 05/01/22[b]	USD	150	166,687
7.25%, 05/15/17	USD	100	115,375
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)	USD	25	25,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.13%, 03/01/22 (Call 11/01/16)[a]	USD	75	78,388
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%, 01/15/23	USD	100	96,000
Crown Castle International Corp.
4.88%, 04/15/22	USD	100	101,375
5.25%, 01/15/23	USD	100	102,750

50	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

CSC Holdings LLC
6.75%, 11/15/21[b]	USD	100	$111,375
Dana Holding Corp.
5.38%, 09/15/21 (Call 09/15/16)[b]	USD	100	103,396
DaVita HealthCare Partners Inc.
5.75%, 08/15/22 (Call 08/15/17)	USD	50	52,875
6.38%, 11/01/18 (Call 06/02/14)	USD	100	105,125
6.63%, 11/01/20 (Call 11/01/14)	USD	100	107,000
DCP Midstream LLC
5.85%, 05/21/43 (Call 05/21/23)[a,d]	USD	100	94,000
Dell Inc.
5.88%, 06/15/19	USD	150	156,375
Denali Borrower LLC/Denali Finance Corp.
5.63%, 10/15/20 (Call 10/15/16)[a]	USD	125	128,438
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	USD	100	94,977
5.50%, 05/01/22 (Call 05/01/17)	USD	50	50,647
DISH DBS Corp.
4.25%, 04/01/18	USD	100	104,369
4.63%, 07/15/17	USD	100	106,500
5.00%, 03/15/23	USD	175	178,726
5.13%, 05/01/20	USD	100	104,996
5.88%, 07/15/22	USD	150	162,000
6.75%, 06/01/21	USD	150	169,500
7.13%, 02/01/16	USD	100	109,260
7.88%, 09/01/19	USD	150	178,132
DJO Finance LLC/DJO Finance Corp.
9.88%, 04/15/18 (Call 04/15/15)	USD	50	54,250
DPL Inc.
6.50%, 10/15/16 (Call 09/15/16)	USD	50	53,992
7.25%, 10/15/21 (Call 07/15/21)	USD	100	107,065

Security	Principal (000s)		Value

DR Horton Inc.
3.63%, 02/15/18 (Call 11/15/17)	USD	100	$101,875
E*TRADE Financial Corp.
6.00%, 11/15/17 (Call 11/15/14)	USD	100	105,000
Eagle Spinco Inc.
4.63%, 02/15/21 (Call 02/15/18)[a]	USD	100	99,250
El Paso LLC
7.00%, 06/15/17	USD	100	112,494
Endo Health Solutions Inc.
7.00%, 07/15/19 (Call 07/15/15)	USD	100	107,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
6.88%, 08/15/17 (Call 02/15/15)[a]	USD	100	102,378
10.25%, 12/01/20 (Call 12/01/15)[a]	USD	250	265,625
12.25%, 03/01/22 (Call 03/01/17)[a,b]	USD	150	178,500
Energy Transfer Equity LP
5.88%, 01/15/24	USD	50	50,938
7.50%, 10/15/20	USD	100	115,100
Energy XXI Gulf Coast Inc.
7.50%, 12/15/21 (Call 12/15/16)[a]	USD	55	57,794
9.25%, 12/15/17 (Call 12/15/14)	USD	100	108,853
EP Energy LLC/EP Energy Finance Inc. Series WI
9.38%, 05/01/20 (Call 05/01/16)	USD	100	115,326
EP Energy LLC/Everest Acquisition Finance Inc. Series WI
6.88%, 05/01/19 (Call 05/01/15)	USD	100	107,350
Equinix Inc.
4.88%, 04/01/20 (Call 04/01/17)	USD	25	25,531
5.38%, 04/01/23 (Call 04/01/18)[b]	USD	100	101,875

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

7.00%, 07/15/21 (Call 07/15/16)[b]	USD	100	$111,625
EXCO Resources Inc.
8.50%, 04/15/22 (Call 04/15/17)	USD	25	25,550
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)	USD	50	50,625
Fifth Third Bancorp
5.10%, 12/31/49 (Call 06/30/23)[d]	USD	100	92,250
First Data Corp.
6.75%, 11/01/20 (Call 11/01/15)[a]	USD	150	160,159
7.38%, 06/15/19 (Call 06/15/15)[a]	USD	150	161,062
8.25%, 01/15/21 (Call 01/15/16)[a,b]	USD	250	269,073
8.88%, 08/15/20 (Call 08/15/15)[a,b]	USD	150	166,449
10.63%, 06/15/21 (Call 04/15/16)	USD	50	56,450
11.25%, 01/15/21 (Call 01/15/16)	USD	50	57,125
11.75%, 08/15/21 (Call 05/15/16)	USD	125	133,437
12.63%, 01/15/21 (Call 01/15/16)	USD	300	360,938
FirstEnergy Corp. Series B
4.25%, 03/15/23 (Call 12/15/22)	USD	50	49,179
Forest Laboratories Inc.
4.38%, 02/01/19[a]	USD	50	53,125
5.00%, 12/15/21 (Call 09/16/21)[a]	USD	75	80,156
Freescale Semiconductor Inc.
8.05%, 02/01/20 (Call 06/01/15)	USD	100	109,250
10.75%, 08/01/20 (Call 08/01/15)	USD	50	57,500
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[a]	USD	200	216,500

Security	Principal (000s)		Value

Fresenius Medical Care US Finance Inc.
5.75%, 02/15/21[a]	USD	100	$107,750
Frontier Communications Corp.
7.13%, 01/15/23[b]	USD	100	103,500
7.63%, 04/15/24	USD	100	103,750
8.25%, 04/15/17[b]	USD	200	232,750
8.50%, 04/15/20[b]	USD	100	116,500
8.75%, 04/15/22	USD	50	57,000
Gannett Co. Inc.
5.13%, 10/15/19 (Call 10/15/16)[a]	USD	100	104,375
6.38%, 10/15/23 (Call 10/15/18)[a]	USD	100	105,999
General Motors Co.
3.50%, 10/02/18[a]	USD	75	76,594
General Motors Financial Co. Inc.
3.25%, 05/15/18	USD	100	101,000
4.25%, 05/15/23	USD	205	201,412
4.75%, 08/15/17	USD	100	106,784
GenOn Energy Inc.
9.50%, 10/15/18	USD	100	105,301
9.88%, 10/15/20 (Call 10/15/15)	USD	100	104,509
GLP Capital LP/GLP Financing II Inc.
4.88%, 11/01/20 (Call 08/01/20)[a]	USD	25	25,813
5.38%, 11/01/23 (Call 08/01/23)[a,b]	USD	100	103,000
Goodyear Tire & Rubber Co. (The)
6.50%, 03/01/21 (Call 03/01/16)	USD	100	107,750
8.25%, 08/15/20 (Call 08/15/15)	USD	100	110,625
H.J. Heinz Co.
4.25%, 10/15/20 (Call 04/15/15)[a]	USD	300	297,150
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)	USD	125	130,000
9.25%, 02/15/22 (Call 08/15/17)[a,b]	USD	100	104,362
9.75%, 07/15/20 (Call 07/15/16)	USD	50	53,375

52	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	USD	100	$109,375
Harbinger Group Inc.
7.88%, 07/15/19 (Call 01/15/16)	USD	50	54,500
HCA Holdings Inc.
4.75%, 05/01/23	USD	100	98,250
5.00%, 03/15/24	USD	100	99,250
5.88%, 03/15/22	USD	100	107,250
6.25%, 02/15/21	USD	75	79,219
6.50%, 02/15/16[b]	USD	100	108,250
6.50%, 02/15/20	USD	400	446,000
7.25%, 09/15/20 (Call 03/15/15)	USD	100	108,000
7.50%, 02/15/22	USD	100	113,625
7.75%, 05/15/21 (Call 11/15/15)	USD	100	110,000
HCA Inc.
5.88%, 05/01/23	USD	100	101,875
HD Supply Inc.
7.50%, 07/15/20 (Call 10/15/16)[b]	USD	200	216,000
11.00%, 04/15/20 (Call 04/15/16)	USD	100	118,000
11.50%, 07/15/20 (Call 10/15/16)	USD	50	59,125
Hercules Offshore Inc.
8.75%, 07/15/21 (Call 07/15/17)[a]	USD	50	53,674
Hertz Corp. (The)
5.88%, 10/15/20 (Call 10/15/15)	USD	100	106,000
6.25%, 10/15/22 (Call 10/15/17)[b]	USD	100	107,000
6.75%, 04/15/19 (Call 04/15/15)	USD	150	160,885
Hexion U.S. Finance Corp.
6.63%, 04/15/20 (Call 04/15/15)	USD	125	130,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.00%, 11/15/20 (Call 11/15/15)[b]	USD	100	97,250

Security	Principal (000s)		Value

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.63%, 10/15/21 (Call 10/15/16)[a,b]	USD	100	$104,250
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)	USD	100	106,125
Hughes Satellite Systems Corp.
7.63%, 06/15/21[b]	USD	100	112,375
Huntington Ingalls Industries Inc.
7.13%, 03/15/21 (Call 03/15/16)	USD	50	55,125
Huntsman International LLC
8.63%, 03/15/21 (Call 09/15/15)[b]	USD	100	111,500
IAC/InterActiveCorp
4.75%, 12/15/22 (Call 12/15/17)	USD	50	49,313
4.88%, 11/30/18 (Call 11/30/14)	USD	25	26,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 08/01/17)[a]	USD	170	172,975
6.00%, 08/01/20 (Call 02/01/17)[b]	USD	50	53,031
IMS Health Inc.
6.00%, 11/01/20 (Call 11/01/15)[a]	USD	150	159,000
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)	USD	100	112,250
International Lease Finance Corp.
3.88%, 04/15/18	USD	100	101,625
5.75%, 05/15/16	USD	100	107,315
5.88%, 04/01/19	USD	150	162,572
5.88%, 08/15/22	USD	100	105,375
8.25%, 12/15/20	USD	200	242,235
8.63%, 09/15/15	USD	100	109,523
8.75%, 03/15/17	USD	200	233,216
inVentiv Health Inc.
9.00%, 01/15/18 (Call 01/15/16)[a]	USD	75	79,594

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

11.00%, 08/15/18 (Call 08/15/14)[a,b]	USD	25	$23,375
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	USD	75	73,971
6.00%, 08/15/23 (Call 08/15/18)	USD	100	106,534
7.75%, 10/01/19 (Call 10/01/15)	USD	100	110,037
Jaguar Holding Co.
9.50%, 12/01/19 (Call 12/01/14)[a]	USD	100	110,500
JC Penney Corp. Inc.
5.65%, 06/01/20[b]	USD	75	60,765
Kinder Morgan Finance Co. LLC
6.00%, 01/15/18[a]	USD	100	109,004
Kinder Morgan Inc.
5.00%, 02/15/21 (Call 01/15/21)[a]	USD	100	99,500
5.63%, 11/15/23 (Call 08/15/23)[a]	USD	100	99,750
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)	USD	150	171,562
12.50%, 11/01/19 (Call 11/01/15)[b]	USD	50	58,250
L Brands Inc.
5.63%, 02/15/22	USD	100	104,500
6.63%, 04/01/21	USD	100	111,625
6.90%, 07/15/17	USD	100	113,750
7.00%, 05/01/20	USD	100	114,250
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)	USD	50	50,223
5.38%, 01/15/24 (Call 01/15/19)[a]	USD	25	25,787
Laredo Petroleum Inc.
9.50%, 02/15/19 (Call 02/15/15)	USD	100	110,290
Laureate Education Inc.
9.25%, 09/01/19 (Call 09/01/15)[a]	USD	100	105,500

Security	Principal (000s)		Value

Lear Corp.
4.75%, 01/15/23 (Call 01/15/18)[a]	USD	25	$24,375
5.38%, 03/15/24 (Call 03/15/19)	USD	25	25,625
Lennar Corp.
4.50%, 06/15/19 (Call 04/16/19)	USD	25	25,250
4.75%, 12/15/17 (Call 09/15/17)[b]	USD	100	105,750
Level 3 Financing Inc.
6.13%, 01/15/21 (Call 11/15/16)[a]	USD	100	104,625
8.13%, 07/01/19 (Call 07/01/15)[b]	USD	200	219,000
8.63%, 07/15/20 (Call 01/15/16)	USD	100	112,000
Levi Strauss & Co.
6.88%, 05/01/22 (Call 05/01/17)	USD	100	110,890
LifePoint Hospitals Inc.
5.50%, 12/01/21 (Call 12/01/16)[a]	USD	25	25,875
Linn Energy LLC/Linn Energy Finance Corp.
7.25%, 11/01/19 (Call 11/01/15)[a,b]	USD	200	206,136
7.75%, 02/01/21 (Call 09/15/15)	USD	100	107,193
8.63%, 04/15/20 (Call 04/15/15)	USD	100	108,115
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 07/15/23 (Call 04/15/23)	USD	100	97,999
6.75%, 11/01/20 (Call 11/01/15)	USD	150	162,656
Masco Corp.
6.13%, 10/03/16[b]	USD	150	165,375
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)	USD	100	114,770

54	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

MetroPCS Wireless Inc.
6.63%, 11/15/20 (Call 11/15/15)	USD	100	$106,750
7.88%, 09/01/18 (Call 09/01/14)	USD	100	105,500
MGM Resorts International
5.25%, 03/31/20	USD	100	103,153
6.63%, 12/15/21	USD	175	191,550
6.75%, 10/01/20[b]	USD	100	110,265
7.50%, 06/01/16	USD	100	111,250
7.63%, 01/15/17	USD	100	113,422
8.63%, 02/01/19[b]	USD	150	178,318
Midstates Petroleum Co. Inc./Midstates Petroleum Co. LLC
9.25%, 06/01/21 (Call 06/01/16)	USD	50	50,969
10.75%, 10/01/20 (Call 10/01/16)	USD	50	53,860
Momentive Performance Materials Inc.
9.00%, 01/15/21 (Call 01/15/16)[b]	USD	50	38,797
MPH Acquisition Holdings LLC
6.63%, 04/01/22 (Call 04/01/17)[a]	USD	50	52,000
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 01/01/17)[b]	USD	100	95,250
7.88%, 10/01/20 (Call 10/01/16)	USD	100	101,750
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)[b]	USD	100	102,125
NBTY Inc.
9.00%, 10/01/18 (Call 10/01/14)	USD	50	53,625
NCR Corp.
4.63%, 02/15/21 (Call 02/15/17)	USD	50	50,375
5.00%, 07/15/22 (Call 07/15/17)	USD	50	50,875
6.38%, 12/15/23 (Call 12/15/18)[a,b]	USD	50	53,250

Security	Principal (000s)		Value

Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (Call 10/15/16)[a]	USD	100	$110,000
Newfield Exploration Co.
5.75%, 01/30/22	USD	100	106,712
6.88%, 02/01/20 (Call 02/01/15)	USD	100	106,494
NGPL PipeCo LLC
7.12%, 12/15/17[a]	USD	100	99,173
9.63%, 06/01/19 (Call 06/01/15)[a,b]	USD	100	107,901
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 10/01/16)	USD	50	50,371
7.75%, 10/15/18 (Call 10/15/14)	USD	75	79,796
NRG Energy Inc.
6.25%, 05/01/24 (Call 05/01/19)[a]	USD	175	175,182
6.63%, 03/15/23 (Call 09/15/17)	USD	100	104,483
7.63%, 01/15/18	USD	100	113,104
7.63%, 05/15/19 (Call 05/21/14)	USD	250	260,302
7.88%, 05/15/21 (Call 05/15/16)	USD	100	110,606
8.25%, 09/01/20 (Call 09/01/15)	USD	50	55,033
Nuance Communications Inc.
5.38%, 08/15/20 (Call 08/15/16)[a]	USD	100	100,500
NuStar Logistics LP
4.80%, 09/01/20	USD	50	49,585
Nuveen Investments Inc.
9.13%, 10/15/17 (Call 10/15/14)[a]	USD	50	54,750
9.50%, 10/15/20 (Call 10/15/16)[a]	USD	50	59,750
Oasis Petroleum Inc.
6.88%, 03/15/22 (Call 09/15/17)[a]	USD	100	108,000
7.25%, 02/01/19 (Call 02/01/15)	USD	100	107,000

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

Offshore Group Investments Ltd.
7.13%, 04/01/23 (Call 04/01/18)	USD	75	$73,556
7.50%, 11/01/19 (Call 11/01/15)	USD	50	51,911
Peabody Energy Corp.
6.00%, 11/15/18	USD	150	159,334
6.25%, 11/15/21[b]	USD	100	101,734
6.50%, 09/15/20	USD	100	104,247
Penn Virginia Corp.
8.50%, 05/01/20 (Call 05/01/17)	USD	50	55,375
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.38%, 06/01/20 (Call 06/01/16)	USD	59	66,523
Petco Animal Supplies Inc.
9.25%, 12/01/18 (Call 06/02/14)[a]	USD	50	53,813
Pinnacle Entertainment Inc.
7.50%, 04/15/21 (Call 04/15/15)[b]	USD	100	108,375
PNK Finance Corp.
6.38%, 08/01/21 (Call 08/01/16)[a]	USD	115	120,489
Post Holdings Inc.
6.75%, 12/01/21 (Call 12/01/17)[a]	USD	100	104,500
7.38%, 02/15/22 (Call 02/15/17)	USD	50	53,625
QEP Resources Inc.
5.38%, 10/01/22 (Call 07/01/22)	USD	100	100,273
6.88%, 03/01/21	USD	50	55,430
QVC Inc.
3.13%, 04/01/19[a]	USD	50	50,293
4.85%, 04/01/24[a]	USD	25	25,441
5.13%, 07/02/22	USD	100	104,185
7.50%, 10/01/19 (Call 10/01/14)[a]	USD	100	106,000
Range Resources Corp.
5.00%, 08/15/22 (Call 02/15/17)	USD	100	102,744

Security	Principal (000s)		Value

5.75%, 06/01/21 (Call 06/01/16)	USD	100	$106,761
Realogy Group LLC
7.88%, 02/15/19 (Call 02/15/15)[a,b]	USD	100	108,068
Regency Energy Partners LP/Regency Energy Finance Corp.
5.50%, 04/15/23 (Call 10/15/17)	USD	50	50,500
6.50%, 07/15/21 (Call 07/15/16)	USD	100	107,250
6.88%, 12/01/18 (Call 12/01/14)	USD	100	106,000
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	USD	300	311,640
7.13%, 04/15/19 (Call 10/15/14)	USD	350	370,125
7.88%, 08/15/19 (Call 08/15/15)	USD	100	109,625
8.25%, 02/15/21 (Call 02/15/16)[b]	USD	100	108,125
9.00%, 04/15/19 (Call 10/15/14)	USD	100	106,875
9.88%, 08/15/19 (Call 08/15/15)	USD	250	278,125
Rite Aid Corp.
6.75%, 06/15/21 (Call 06/15/16)	USD	100	108,550
9.25%, 03/15/20 (Call 03/15/16)	USD	50	56,887
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	USD	75	74,871
6.85%, 07/15/18[a]	USD	50	52,619
Rockwood Specialties Group Inc.
4.63%, 10/15/20 (Call 10/15/15)	USD	100	102,750
Rosetta Resources Inc.
5.88%, 06/01/22 (Call 12/01/17)	USD	90	91,987
RR Donnelley & Sons Co.
6.00%, 04/01/24	USD	50	50,625
7.88%, 03/15/21[b]	USD	50	57,060

56	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

Sabine Pass Liquefaction LLC
5.63%, 02/01/21	USD	200	$207,000
5.63%, 04/15/23	USD	100	100,979
6.25%, 03/15/22[a]	USD	100	104,643
Sabine Pass LNG LP
7.50%, 11/30/16	USD	100	110,702
Sabre GLBL Inc.
8.50%, 05/15/19 (Call 05/15/15)[a]	USD	100	110,529
Sally Holdings LLC/Sally Capital Inc.
6.88%, 11/15/19 (Call 11/15/15)	USD	150	164,062
Samson Investment Co.
10.75%, 02/15/20 (Call 02/15/16)[a]	USD	200	211,000
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	USD	100	106,385
7.50%, 02/15/23 (Call 08/15/17)	USD	50	52,875
8.13%, 10/15/22 (Call 04/15/17)	USD	100	108,516
SBA Communications Corp.
5.63%, 10/01/19 (Call 10/01/16)	USD	50	52,375
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)	USD	50	52,500
Sealed Air Corp.
8.13%, 09/15/19 (Call 09/15/15)[a]	USD	100	111,250
8.38%, 09/15/21 (Call 09/15/16)[a]	USD	100	115,000
Sears Holdings Corp.
6.63%, 10/15/18[b]	USD	100	92,250
Service Corp. International
5.38%, 01/15/22 (Call 07/15/17)	USD	50	51,375
ServiceMaster Co. (The)
7.00%, 08/15/20 (Call 08/15/15)	USD	50	52,625
8.00%, 02/15/20 (Call 02/15/15)	USD	50	53,828

Security	Principal (000s)		Value

SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	USD	100	$107,179
Sinclair Television Group Inc.
6.13%, 10/01/22 (Call 10/01/17)	USD	100	102,217
Sirius XM Radio Inc.
4.63%, 05/15/23 (Call 05/15/18)[a]	USD	100	92,250
5.75%, 08/01/21 (Call 08/01/16)[a,b]	USD	100	102,000
SLM Corp.
5.50%, 01/15/19	USD	200	211,365
5.50%, 01/25/23[b]	USD	100	97,959
6.00%, 01/25/17	USD	100	108,796
6.25%, 01/25/16	USD	150	161,641
7.25%, 01/25/22	USD	150	165,305
8.00%, 03/25/20	USD	200	230,527
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)[a]	USD	100	97,750
Smithfield Foods Inc.
5.25%, 08/01/18 (Call 08/01/15)[a]	USD	25	26,156
5.88%, 08/01/21 (Call 08/01/16)[a]	USD	50	52,500
6.63%, 08/15/22 (Call 08/15/17)	USD	100	109,000
Spectrum Brands Inc.
6.38%, 11/15/20 (Call 11/15/16)	USD	100	108,250
Springleaf Finance Corp.
Series I
5.40%, 12/01/15	USD	50	52,500
6.90%, 12/15/17	USD	250	273,750
7.75%, 10/01/21	USD	100	111,000
Sprint Communications Inc.
6.00%, 12/01/16	USD	150	164,062
6.00%, 11/15/22	USD	200	201,500
7.00%, 03/01/20[a]	USD	100	115,125
7.00%, 08/15/20	USD	50	54,250
8.38%, 08/15/17[b]	USD	150	175,875
9.00%, 11/15/18[a]	USD	250	304,062
9.13%, 03/01/17	USD	150	177,375

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

11.50%, 11/15/21[b]	USD	100	$134,000
Sprint Corp.
7.13%, 06/15/24[a]	USD	200	209,500
7.25%, 09/15/21[a]	USD	150	163,125
7.88%, 09/15/23[a]	USD	400	439,500
Standard Pacific Corp.
8.38%, 05/15/18	USD	100	118,000
Steel Dynamics Inc.
5.25%, 04/15/23 (Call 04/15/18)	USD	75	76,309
Suburban Propane Partners LP/Suburban Energy Finance Corp.
7.50%, 10/01/18 (Call 10/01/14)	USD	84	88,937
SunGard Data Systems Inc.
6.63%, 11/01/19 (Call 11/01/15)	USD	50	52,375
7.38%, 11/15/18 (Call 06/02/14)	USD	100	106,000
7.63%, 11/15/20 (Call 11/15/15)	USD	100	109,125
SUPERVALU Inc.
6.75%, 06/01/21 (Call 06/01/17)[b]	USD	50	50,906
8.00%, 05/01/16	USD	50	55,250
T-Mobile USA Inc.
6.25%, 04/01/21 (Call 04/01/17)	USD	100	106,625
6.46%, 04/28/19 (Call 04/28/15)[b]	USD	150	158,812
6.54%, 04/28/20 (Call 04/28/16)	USD	200	215,000
6.63%, 04/28/21 (Call 04/28/17)	USD	200	215,750
6.63%, 04/01/23 (Call 04/01/18)[b]	USD	200	214,500
6.73%, 04/28/22 (Call 04/28/17)	USD	150	161,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/18)[a,b]	USD	50	46,410

Security	Principal (000s)		Value

6.88%, 02/01/21 (Call 02/01/16)	USD	100	$107,138
Taylor Morrison Communities Inc./Monarch Communities Inc.
5.25%, 04/15/21 (Call 04/15/16)[a]	USD	200	201,500
Tenet Healthcare Corp.
4.50%, 04/01/21	USD	200	193,500
5.00%, 03/01/19[a]	USD	25	25,031
6.00%, 10/01/20	USD	150	157,500
6.25%, 11/01/18	USD	100	109,500
8.00%, 08/01/20 (Call 08/01/15)	USD	50	54,438
8.13%, 04/01/22	USD	300	331,500
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)[b]	USD	100	107,000
Tesoro Corp.
5.38%, 10/01/22 (Call 10/01/17)	USD	50	51,726
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.13%, 10/15/21 (Call 10/15/16)	USD	50	52,754
Toll Brothers Finance Corp.
5.88%, 02/15/22 (Call 11/15/21)	USD	100	107,500
Toys R Us Inc.
10.38%, 08/15/17 (Call 02/15/15)	USD	25	20,375
Toys R Us Property Co. II LLC
8.50%, 12/01/17 (Call 06/02/14)	USD	50	51,125
TransDigm Inc.
7.50%, 07/15/21 (Call 07/15/16)	USD	100	110,000
7.75%, 12/15/18 (Call 12/15/14)	USD	150	159,375
tw telecom holdings Inc.
5.38%, 10/01/22 (Call 10/01/17)	USD	100	101,500
UBS Preferred Funding Trust V Series 1
6.24%, 05/29/49 (Call 05/15/16)[d]	USD	75	79,594

58	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal (000s)		Value

United Airlines Inc.
6.75%, 09/15/15 (Call 06/02/14)[a]	USD	100	$101,625
United Rentals (North America) Inc.
5.75%, 11/15/24 (Call 05/15/19)	USD	75	77,867
6.13%, 06/15/23 (Call 12/15/17)	USD	75	80,659
7.38%, 05/15/20 (Call 05/15/16)	USD	150	167,201
7.63%, 04/15/22 (Call 04/15/17)[b]	USD	100	112,854
8.38%, 09/15/20 (Call 09/15/15)[b]	USD	100	111,143
United States Steel Corp.
7.38%, 04/01/20[b]	USD	100	111,722
7.50%, 03/15/22 (Call 03/15/17)[b]	USD	100	110,258
Univision Communications Inc.
5.13%, 05/15/23 (Call 05/15/18)[a,b]	USD	100	101,965
6.75%, 09/15/22 (Call 09/15/17)[a]	USD	90	98,886
6.88%, 05/15/19 (Call 05/15/15)[a]	USD	150	160,207
8.50%, 05/15/21 (Call 11/15/15)[a,b]	USD	50	54,816
US Airways Group Inc.
6.13%, 06/01/18	USD	50	52,659
US Foods Inc.
8.50%, 06/30/19 (Call 06/30/14)	USD	100	107,750
USG Corp.
6.30%, 11/15/16	USD	100	108,250
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (Call 10/15/16)[a]	USD	200	214,500
6.75%, 08/15/21 (Call 02/15/16)[a]	USD	100	106,750
6.88%, 12/01/18 (Call 12/01/14)[a]	USD	200	210,750
7.00%, 10/01/20 (Call 10/01/15)[a]	USD	100	107,000

Security	Principal (000s)		Value

Verso Paper Holdings LLC/Verso Paper Inc.
11.75%, 01/15/19 (Call 01/15/15)	USD	30	$32,345
Voya Financial Inc.
5.65%, 05/15/53 (Call 05/15/23)[d]	USD	50	49,825
Vulcan Materials Co.
7.50%, 06/15/21	USD	100	117,500
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)	USD	50	53,438
Walter Energy Inc.
8.50%, 04/15/21 (Call 04/15/17)[b]	USD	25	14,929
9.88%, 12/15/20 (Call 12/15/16)[b]	USD	50	32,598
West Corp.
8.63%, 10/01/18 (Call 10/01/14)	USD	100	106,750
Whiting Petroleum Corp.
5.00%, 03/15/19 (Call 12/15/18)	USD	100	105,125
5.75%, 03/15/21 (Call 12/15/20)	USD	150	160,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)	USD	75	84,750
Windstream Corp.
7.50%, 04/01/23 (Call 04/01/16)[b]	USD	100	105,500
7.75%, 10/15/20 (Call 10/15/15)	USD	200	215,750
7.88%, 11/01/17	USD	100	115,125
WMG Acquisition Corp.
6.75%, 04/15/22 (Call 04/15/17)[a]	USD	50	50,250
WPX Energy Inc.
6.00%, 01/15/22 (Call 10/15/21)	USD	100	103,153

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HIGH YIELD CORPORATE BOND ETF

April 30, 2014

Security	Principal or Shares (000s)		Value

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.38%, 03/15/22 (Call 03/15/17)[b]	USD	100	$103,253
7.75%, 08/15/20 (Call 08/15/15)	USD	100	110,395
Zayo Group LLC/Zayo Capital Inc.
10.13%, 07/01/20 (Call 07/01/16)	USD	100	115,750

			54,637,711

TOTAL CORPORATE BONDS & NOTES
(Cost: $86,155,006)			90,014,239

FOREIGN AGENCY OBLIGATIONS — 0.16%

PORTUGAL — 0.16%
Caixa Geral de Depositos SA
5.63%, 12/04/15[c]	EUR	100	146,843

			146,843

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $135,163)			146,843

SHORT-TERM INVESTMENTS — 10.52%

MONEY MARKET FUNDS — 10.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[f,g,h]		9,001	9,001,413
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[f,g,h]		693	693,313
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]		33	33,183

			9,727,909

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,727,909)			9,727,909

Value

TOTAL INVESTMENTS IN SECURITIES — 108.01%
(Cost: $96,018,078)	$99,888,991
Other Assets, Less Liabilities — (8.01)%	(7,407,553)

NET ASSETS — 100.00%	$92,481,438

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

60	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

April 30, 2014

	iShares Emerging Markets Corporate Bond ETF	iShares Emerging Markets High Yield Bond ETF	iShares Emerging Markets Local Currency Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$30,393,713	$185,261,897	$593,392,207
Affiliated (Note 2)	1,608,006	1,550,377	46,411

Total cost of investments	$32,001,719	$186,812,274	$593,438,618

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$29,727,475	$179,591,301	$574,720,916
Affiliated (Note 2)	1,608,006	1,550,377	46,411

Total fair value of investments	31,335,481	181,141,678	574,767,327
Foreign currency, at value[b]	—	—	12,345,680
Cash	20,900	124,815	141,257
Receivables:
Investment securities sold	280,353	578,316	10,209,683
Due from custodian (Note 4)	110,747	—	280,837
Interest	408,757	2,903,788	9,537,077

Total Assets	32,156,238	184,748,597	607,281,861

LIABILITIES
Payables:
Investment securities purchased	526,471	738,106	16,149,536
Collateral for securities on loan (Note 1)	1,206,150	—	—
Deferred foreign capital gains taxes (Note 1)	—	—	60,478
Investment advisory fees (Note 2)	14,390	97,678	288,114
Unrealized depreciation on forward currency contracts (Note 1)	—	—	90,369

Total Liabilities	1,747,011	835,784	16,588,497

NET ASSETS	$30,409,227	$183,912,813	$590,693,364

Net assets consist of:
Paid-in capital	$31,490,502	$197,744,206	$621,316,074
Undistributed net investment income	104,624	925,988	3,902,790
Accumulated net realized loss	(519,661)	(9,086,785)	(15,859,099)
Net unrealized depreciation	(666,238)	(5,670,596)	(18,666,401)

NET ASSETS	$30,409,227	$183,912,813	$590,693,364

Shares outstanding[c]	600,000	3,600,000	11,800,000

Net asset value per share	$50.68	$51.09	$50.06

[a]	Securities on loan with values of $1,178,090, $ — and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $ — and $12,310,513, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

April 30, 2014

	iShares Global ex USD High Yield Corporate Bond ETF	iShares Global High Yield Corporate Bond ETF

ASSETS
Investments, at cost:
Unaffiliated	$157,519,734	$86,290,169
Affiliated (Note 2)	44,239	9,727,909

Total cost of investments	$157,563,973	$96,018,078

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$164,485,956	$90,161,082
Affiliated (Note 2)	44,239	9,727,909

Total fair value of investments	164,530,195	99,888,991
Foreign currency, at value[b]	4,565,305	647,565
Cash	—	111,877
Receivables:
Investment securities sold	1,240,973	991,135
Interest	3,088,372	1,562,447
Capital shares sold	5,938,621	—

Total Assets	179,363,466	103,202,015

LIABILITIES
Payables:
Investment securities purchased	7,935,211	995,571
Collateral for securities on loan (Note 1)	—	9,694,726
Investment advisory fees (Note 2)	52,571	30,280

Total Liabilities	7,987,782	10,720,577

NET ASSETS	$171,375,684	$92,481,438

Net assets consist of:
Paid-in capital	$163,389,261	$87,934,759
Undistributed net investment income	278,008	277,243
Undistributed net realized gain	694,204	387,789
Net unrealized appreciation	7,014,211	3,881,647

NET ASSETS	$171,375,684	$92,481,438

Shares outstanding[c]	2,900,000	1,700,000

Net asset value per share	$59.10	$54.40

[a]	Securities on loan with values of $ — and $9,464,666, respectively. See Note 1.
[b]	Cost of foreign currency: $4,546,840 and $642,721, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to financial statements.

62	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended April 30, 2014

	iShares Emerging Markets Corporate Bond ETF	iShares Emerging Markets High Yield Bond ETF	iShares Emerging Markets Local Currency Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated[a]	$648,692	$6,310,180	$14,603,979
Interest — affiliated (Note 2)	15	141	61
Securities lending income — affiliated (Note 2)	365	—	—

	649,072	6,310,321	14,604,040
Less: Other foreign taxes (Note 1)	—	—	(248)

Total investment income	649,072	6,310,321	14,603,792

EXPENSES
Investment advisory fees (Note 2)	84,181	604,019	1,747,821

Total expenses	84,181	604,019	1,747,821

Net investment income	564,891	5,706,302	12,855,971

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	(29,618)	(1,122,885)	(10,734,264)
In-kind redemptions — unaffiliated	(308,025)	(1,119,272)	90,301
Foreign currency transactions	—	—	(594,650)

Net realized loss	(337,643)	(2,242,157)	(11,238,613)

Net change in unrealized appreciation/depreciation on:
Investments[c]	321,406	2,247,298	(2,072,546)
Forward currency contracts	—	—	(90,369)
Translation of assets and liabilities in foreign currencies	—	—	20,585

Net change in unrealized appreciation/depreciation	321,406	2,247,298	(2,142,330)

Net realized and unrealized gain (loss)	(16,237)	5,141	(13,380,943)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$548,654	$5,711,443	$(524,972)

[a]	Net of foreign withholding tax of $ —, $ — and $706,676, respectively.
[b]	Net of foreign capital gains taxes of $ —, $ — and $7,669, respectively.
[c]	Net of deferred foreign capital gains taxes of $ —, $ — and $58,706, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended April 30, 2014

	iShares Global ex USD High Yield Corporate Bond ETF	iShares Global High Yield Corporate Bond ETF

NET INVESTMENT INCOME
Interest — unaffiliated	$2,375,153	$2,544,185
Interest — affiliated (Note 2)	7	89
Securities lending income — affiliated (Note 2)	—	18,555

Total investment income	2,375,160	2,562,829

EXPENSES
Investment advisory fees (Note 2)	261,068	239,474

Total expenses	261,068	239,474
Less investment advisory fees waived (Note 2)	(71,200)	(65,311)

Net expenses	189,868	174,163

Net investment income	2,185,292	2,388,666

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	253,554	350,702
Foreign currency transactions	234,020	51,062

Net realized gain	487,574	401,764

Net change in unrealized appreciation/depreciation on:
Investments	3,937,511	1,416,667
Translation of assets and liabilities in foreign currencies	29,982	(2,888)

Net change in unrealized appreciation/depreciation	3,967,493	1,413,779

Net realized and unrealized gain	4,455,067	1,815,543

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,640,359	$4,204,209

See notes to financial statements.

64	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Emerging Markets Corporate Bond ETF		iShares Emerging Markets High Yield Bond ETF
	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$564,891	$1,262,982	$5,706,302	$12,680,618
Net realized loss	(337,643)	(618,461)	(2,242,157)	(8,733,079)
Net change in unrealized appreciation/depreciation	321,406	(1,561,100)	2,247,298	(7,436,270)

Net increase (decrease) in net assets resulting from operations	548,654	(916,579)	5,711,443	(3,488,731)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(567,141)	(1,215,670)	(5,791,942)	(11,875,701)

Total distributions to shareholders	(567,141)	(1,215,670)	(5,791,942)	(11,875,701)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,050,610	21,155,693	—	93,145,288
Cost of shares redeemed	(9,960,684)	(4,855,891)	(19,610,613)	(40,407,967)

Net increase (decrease) in net assets from capital share transactions	(4,910,074)	16,299,802	(19,610,613)	52,737,321

INCREASE (DECREASE) IN NET ASSETS	(4,928,561)	14,167,553	(19,691,112)	37,372,889

NET ASSETS
Beginning of period	35,337,788	21,170,235	203,603,925	166,231,036

End of period	$30,409,227	$35,337,788	$183,912,813	$203,603,925

Undistributed net investment income included in net assets at end of period	$104,624	$106,874	$925,988	$1,011,628

SHARES ISSUED AND REDEEMED
Shares sold	100,000	400,000	—	1,700,000
Shares redeemed	(200,000)	(100,000)	(400,000)	(800,000)

Net increase (decrease) in shares outstanding	(100,000)	300,000	(400,000)	900,000

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares Emerging Markets Local Currency Bond ETF		iShares Global ex USD High Yield Corporate Bond ETF
	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,855,971	$22,189,749	$2,185,292	$2,293,814
Net realized gain (loss)	(11,238,613)	(12,303,456)	487,574	263,561
Net change in unrealized appreciation/depreciation	(2,142,330)	(18,539,293)	3,967,493	2,319,598

Net increase (decrease) in net assets resulting from operations	(524,972)	(8,653,000)	6,640,359	4,876,973

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,953,181)	(14,179,444)	(2,391,471)	(1,957,170)
Return of capital	—	(450,972)	—	—

Total distributions to shareholders	(8,953,181)	(14,630,416)	(2,391,471)	(1,957,170)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,063,634	473,342,721	115,973,791	22,229,000
Cost of shares redeemed	(48,233,688)	(19,471,218)	—	—

Net increase (decrease) in net assets from capital share transactions	(38,170,054)	453,871,503	115,973,791	22,229,000

INCREASE (DECREASE) IN NET ASSETS	(47,648,207)	430,588,087	120,222,679	25,148,803

NET ASSETS
Beginning of period	638,341,571	207,753,484	51,153,005	26,004,202

End of period	$590,693,364	$638,341,571	$171,375,684	$51,153,005

Undistributed net investment income included in net assets at end of period	$3,902,790	$—	$278,008	$484,187

SHARES ISSUED AND REDEEMED
Shares sold	200,000	9,000,000	2,000,000	400,000
Shares redeemed	(1,000,000)	(400,000)	—	—

Net increase (decrease) in shares outstanding	(800,000)	8,600,000	2,000,000	400,000

See notes to financial statements.

66	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares Global High Yield Corporate Bond ETF
	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,388,666	$3,196,617
Net realized gain	401,764	82,124
Net change in unrealized appreciation/depreciation	1,413,779	1,697,021

Net increase in net assets resulting from operations	4,204,209	4,975,762

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,631,562)	(2,923,699)

Total distributions to shareholders	(2,631,562)	(2,923,699)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,015,459	36,671,836

Net increase in net assets from capital share transactions	16,015,459	36,671,836

INCREASE IN NET ASSETS	17,588,106	38,723,899

NET ASSETS
Beginning of period	74,893,332	36,169,433

End of period	$92,481,438	$74,893,332

Undistributed net investment income included in net assets at end of period	$277,243	$520,139

SHARES ISSUED
Shares sold	300,000	700,000

Net increase in shares outstanding	300,000	700,000

See notes to financial statements.

FINANCIAL STATEMENTS	67

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Emerging Markets Corporate Bond ETF

	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Period from Apr. 17, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.48	$52.93	$50.00

Income from investment operations:
Net investment income[b]	1.00	1.92	1.07
Net realized and unrealized gain (loss)[c]	0.20	(2.49)	2.76

Total from investment operations	1.20	(0.57)	3.83

Less distributions from:
Net investment income	(1.00)	(1.88)	(0.90)

Total distributions	(1.00)	(1.88)	(0.90)

Net asset value, end of period	$50.68	$50.48	$52.93

Total return	2.44%[d]	(1.07)%	7.75%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$30,409	$35,338	$21,170
Ratio of expenses to average net assets[e]	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	4.03%	3.74%	3.87%
Portfolio turnover rate[f]	11%	33%	29%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Emerging Markets High Yield Bond ETF

	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.90	$53.62	$50.02

Income from investment operations:
Net investment income[b]	1.51	2.97	1.60
Net realized and unrealized gain (loss)[c]	0.20	(2.91)	3.40

Total from investment operations	1.71	0.06	5.00

Less distributions from:
Net investment income	(1.52)	(2.78)	(1.40)

Total distributions	(1.52)	(2.78)	(1.40)

Net asset value, end of period	$51.09	$50.90	$53.62

Total return	3.48%[d]	0.14%	10.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$183,913	$203,604	$166,231
Ratio of expenses to average net assets[e]	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets[e]	6.14%	5.64%	5.34%
Portfolio turnover rate[f]	12%	57%	40%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Emerging Markets Local Currency Bond ETF

	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Year ended Oct. 31, 2012	Period from Oct. 18, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$50.66	$51.94	$51.13	$49.85

Income from investment operations:
Net investment income[b]	1.07	2.07	2.31	0.02
Net realized and unrealized gain (loss)[c]	(0.93)	(1.92)	0.41	1.26

Total from investment operations	0.14	0.15	2.72	1.28

Less distributions from:
Net investment income	(0.74)	(1.39)	(0.81)	—
Return of capital	—	(0.04)	(1.10)	—

Total distributions	(0.74)	(1.43)	(1.91)	—

Net asset value, end of period	$50.06	$50.66	$51.94	$51.13

Total return	0.33%[d]	0.28%	5.48%	2.57%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$590,693	$638,342	$207,753	$30,681
Ratio of expenses to average net assets[e]	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	4.41%	4.04%	4.57%	1.21%
Portfolio turnover rate[f]	30%	41%	61%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended April 30, 2014, the years ended October 31, 2013 and October 30, 2012 were 26%, 39% and 61%, respectively. See Note 4.

See notes to financial statements.

70	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Global ex USD High Yield Corporate Bond ETF

	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$56.84	$52.01	$50.14

Income from investment operations:
Net investment income[b]	1.32	3.15	1.94
Net realized and unrealized gain[c]	2.63	4.51	1.18

Total from investment operations	3.95	7.66	3.12

Less distributions from:
Net investment income	(1.69)	(2.83)	(1.25)

Total distributions	(1.69)	(2.83)	(1.25)

Net asset value, end of period	$59.10	$56.84	$52.01

Total return	7.11%[d]	15.20%	6.49%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$171,376	$51,153	$26,004
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to waived fees[e]	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[e]	4.60%	5.85%	6.92%
Portfolio turnover rate[f]	8%	33%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares Global High Yield Corporate Bond ETF

	Six months ended Apr. 30, 2014 (Unaudited)	Year ended Oct. 31, 2013	Period from Apr. 3, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$53.50	$51.67	$50.00

Income from investment operations:
Net investment income[b]	1.46	3.05	1.82
Net realized and unrealized gain[c]	1.09	1.70	1.35

Total from investment operations	2.55	4.75	3.17

Less distributions from:
Net investment income	(1.65)	(2.92)	(1.50)

Total distributions	(1.65)	(2.92)	(1.50)

Net asset value, end of period	$54.40	$53.50	$51.67

Total return	4.86%[d]	9.50%	6.53%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$92,481	$74,893	$36,169
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%
Ratio of expenses to average net assets prior to waived fees[e]	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets[e]	5.49%	5.82%	6.28%
Portfolio turnover rate[f]	11%	20%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Emerging Markets Corporate Bond	Non-diversified
Emerging Markets High Yield Bond	Non-diversified
Emerging Markets Local Currency Bond	Non-diversified
Global ex USD High Yield Corporate Bond	Non-diversified
Global High Yield Corporate Bond	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Funds invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in emerging market and frontier market countries.

The Funds invest a significant portion of their assets in fixed-income securities. Changes in market interest rates or economic conditions, including the decision in December 2013 by the Federal Reserve Bank (the “Fed”) to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. International bond funds may be adversely impacted by lower levels of market liquidity if the Fed and other central banks become less accommodative by removing liquidity from the markets. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Given the environment of historically low interest rates, the Funds may be subject to a greater risk of price losses if interest rates rise from current levels.

The United States and the European Union have imposed economic sanctions on certain Russian individuals and corporate entities. The United States or the European Union could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of the iShares Emerging Markets Corporate Bond ETF, iShares Emerging Markets High Yield Bond ETF and iShares Emerging Markets Local Currency Bond ETF to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

74	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Emerging Markets Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$14,122,297	$—	$14,122,297
Foreign Agency Obligations	—	15,605,178	—	15,605,178
Money Market Funds	1,608,006	—	—	1,608,006

	$1,608,006	$29,727,475	$—	$31,335,481

Emerging Markets High Yield Bond
Assets:
Corporate Bonds & Notes	$—	$48,644,628	$—	$48,644,628
Foreign Agency Obligations	—	24,133,064	—	24,133,064
Foreign Government Obligations	—	106,813,609	—	106,813,609
Money Market Funds	1,550,377	—	—	1,550,377

	$1,550,377	$179,591,301	$—	$181,141,678

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
Emerging Markets Local Currency Bond
Assets:
Foreign Government Obligations	$—	$574,720,916	$—		$574,720,916
Money Market Funds	46,411	—	—		46,411
Liabilities:
Forward Currency Contracts[a]	—	(90,369)	—		(90,369)

	$46,411	$574,630,547	$—		$574,676,958

Global ex USD High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$163,751,743	$0	[b]	$163,751,743
Foreign Agency Obligations	—	734,213	—		734,213
Money Market Funds	44,239	—	—		44,239

	$44,239	$164,485,956	$0	[b]	$164,530,195

Global High Yield Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$90,014,239	$—		$90,014,239
Foreign Agency Obligations	—	146,843	—		146,843
Money Market Funds	9,727,909	—	—		9,727,909

	$9,727,909	$90,161,082	$—		$99,888,991

[a]	Forward currency contracts are valued at the unrealized appreciation/depreciation on the contracts.
[b]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

76	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2014, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of April 30, 2014 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of April 30, 2014:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Emerging Markets Corporate Bond	$1,178,090	$1,178,090	$—
Global High Yield Corporate Bond	9,464,666	9,464,666	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares Emerging Markets Local Currency Bond ETF, iShares Global ex USD High Yield Corporate Bond ETF and iShares Global High Yield Corporate Bond ETF.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Emerging Markets Corporate Bond	0.60%
Emerging Markets High Yield Bond	0.65
Emerging Markets Local Currency Bond	0.60
Global ex USD High Yield Corporate Bond	0.55
Global High Yield Corporate Bond	0.55

78	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Global ex USD High Yield Corporate Bond ETF and the iShares Global High Yield Corporate Bond ETF through February 28, 2015 in order to limit total annual operating expenses to 0.40% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Effective January 1, 2014, each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% until December 31, 2014 and 0.05% thereafter (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2014, (i) each Fund retains 75% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2014, each Fund retained 65% of securities lending income and paid no collateral investment fees.

For the six months ended April 30, 2014, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Emerging Markets Corporate Bond	$156
Global High Yield Corporate Bond	8,641

In addition, commencing the business day following the date that the aggregate securities lending income generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 (or lesser amount as may be agreed to by the Funds and BTC) and pursuant to a securities lending agreement, (i) each Fund will receive for the remainder of that calendar year 80% of securities lending income and (ii) the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended April 30, 2014 were as follows:

iShares ETF	Purchases	Sales
Emerging Markets Corporate Bond	$2,962,986	$2,953,853
Emerging Markets High Yield Bond	22,269,324	21,239,000
Emerging Markets Local Currency Bond	154,921,038	187,488,610
Global ex USD High Yield Corporate Bond	62,670,465	7,693,173
Global High Yield Corporate Bond	14,799,144	9,149,890

In-kind transactions (see Note 4) for the six months ended April 30, 2014 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Emerging Markets Corporate Bond	$4,726,252	$9,533,458
Emerging Markets High Yield Bond	—	18,938,985
Emerging Markets Local Currency Bond	4,989,421	8,442,261
Global ex USD High Yield Corporate Bond	58,095,155	—
Global High Yield Corporate Bond	10,225,099	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	INCOME TAX INFORMATION

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

80	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of October 31, 2013, the Funds’ fiscal year-end, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
Emerging Markets Corporate Bond	$177,446
Emerging Markets High Yield Bond	6,533,856
Emerging Markets Local Currency Bond	2,413,710
Global High Yield Corporate Bond	13,975

As of April 30, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Corporate Bond	$32,006,291	$254,581	$(925,391)	$(670,810)
Emerging Markets High Yield Bond	187,123,046	3,003,474	(8,984,842)	(5,981,368)
Emerging Markets Local Currency Bond	595,645,394	15,108,545	(35,986,612)	(20,878,067)
Global ex USD High Yield Corporate Bond	157,563,973	7,199,810	(233,588)	6,966,222
Global High Yield Corporate Bond	96,018,078	4,457,780	(586,867)	3,870,913

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2014, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the value of forward currency contracts held by the iShares Emerging Markets Local Currency Bond ETF as of April 30, 2014 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts / Net assets consist of – net unrealized appreciation (depreciation)	$(90,369)

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Emerging Markets Local Currency Bond ETF during the six months ended April 30, 2014 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions / Forward currency contracts	$—	$(90,369)

The number of contracts and notional values of forward currency contracts as presented in the Fund’s schedule of investments is representative of such amounts held during the period.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

82	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts that are subject to potential offset on the statements of assets and liabilities as of April 30, 2014:

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
iShares Emerging Markets Local Currency Bond ETF
Forward currency contracts	$90,369	$—	$90,369

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	83

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Emerging Markets Corporate Bond	$1.003899	$—	$—	$1.003899	100%	—%	—%	100%
Emerging Markets High Yield Bond	1.524908	—	—	1.524908	100	—	—	100
Emerging Markets Local Currency Bond	0.191177	—	0.550847	0.742024	26	—	74	100
Global ex USD High Yield Corporate Bond	1.628254	—	0.065295	1.693549	96	—	4	100
Global High Yield Corporate Bond	1.628732	—	0.020393	1.649125	99	—	1	100

84	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	85

Notes:

86	2014 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Markit Indices Limited or Morningstar, Inc., nor are they sponsored, endorsed or issued by Barclays Capital Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2014 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-102-0414

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)
Date:	June 23, 2014

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	June 23, 2014